As filed with the Securities and Exchange Commission on June 29, 2026
Securities Act Registration No. 333-29289
Investment Company Act Registration No. 811-08255

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 114	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 115	[X]

YORKVILLE AMERICA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

Capitol Corporate Services, Inc.
4568 Mayfield Rd, Suite 204, Cleveland, Ohio 44121
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
X	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion

The information in this prospectus is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Yorkville America Crypto Leaders ETF
Yorkville America Crypto Leaders Covered Call ETF
Yorkville America Digital Asset Ecosystem ETF

PROSPECTUS
______________, 2026

This prospectus describes the following ETFs which are each authorized to offer one class of shares by this prospectus.

Fund	Ticker	Principal U.S. Listing Exchange
Yorkville America Crypto Leaders ETF	[ ]	[ ]
Yorkville America Crypto Leaders Covered Call ETF	[ ]	[ ]
Yorkville America Digital Asset Ecosystem ETF	[ ]	[ ]

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Yorkville America Crypto Leaders ETF

Investment Objective

Yorkville America Crypto Leaders ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the crypto assets comprising the MarketVector™ Digital Assets Index (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	[ ]%
Distribution (12b-1) and Service Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
(1) Under the Investment Advisory Agreement, Yorkville America Equities, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
(2) Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Yorkville America Crypto Leaders ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund seeks investment results, before fees and expenses, that correspond generally to the performance of the crypto assets comprising the MarketVector™ Digital Assets Index (the “Index”). The Fund is a passively managed exchange-traded fund (“ETF”).

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the digital assets included in the Index (each, a “Reference Asset”). The Fund seeks to achieve its investment objective by replicating, to the extent practicable, the composition and performance of the Index. The Index is designed to measure the performance of the largest and most liquid digital assets, as determined by MarketVector Indexes GmbH (the “Index Provider”) based on market capitalization and liquidity criteria.

The Fund seeks to replicate the Index by holding each Reference Asset in approximately the same proportion as its weighting in the Index. The Fund may obtain exposure to the Reference Assets either directly or through the Yorkville America Crypto Leaders (Cayman) Portfolio S.P. (the “Crypto Leaders Subsidiary”), which is described below. The Fund will generally rebalance its portfolio in accordance with the scheduled Index rebalancing and may make interim adjustments to reflect changes in the composition or weighting of the Index or to accommodate Fund inflows or outflows.

The Fund will invest at least 40% of its total assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-U.S. ETPs”), that invest directly in, provide exposure to, replicate the performance of, or have trading or price performance characteristics similar to one or more of the Reference Assets (collectively, “Underlying ETFs”). The Adviser will generally attempt to allocate the Fund’s assets to Underlying ETFs that are domiciled, or whose sponsors are domiciled in the United States. However, due to market availability and other economic factors, the Underlying ETFs may be domiciled or listed in the United States or in non-U.S. markets, as determined by the Adviser based on liquidity, trading efficiency, and regulatory considerations. The Fund may invest in the U.S. dollar share class of any non-U.S. Underlying ETF where available. The Adviser will allocate portfolio assets among Underlying ETFs based on factors such as trading costs, custody arrangements, tracking performance, and the overall liquidity profile of the Fund. The Fund’s use of Underlying ETFs provides indirect exposure to certain Reference Assets that may be less accessible for direct investment or custody. Investments in Underlying ETFs are expected to result in a tracking variance between the performance of the Fund and that of the Index, due primarily to the management fees and expenses of the Fund and the Underlying ETFs, as well as transaction and operational costs. However, the Fund’s performance is expected to generally move in the same direction as that of the Index.

The Fund’s holdings of digital assets, including those held by the Crypto Leaders Subsidiary, will be maintained by Crypto.com Custody Trust company, a qualified third-party digital asset custodian that meets applicable regulatory, security, and operational standards. The Fund may hold cash, cash equivalents, and short-term U.S. government securities for liquidity management, collateralization, and operational purposes. The Fund will not take temporary defensive positions in anticipation of adverse market conditions but may adjust its holdings as necessary to reflect changes in the Index or to manage cash flows.

The Fund may engage in reverse repurchase agreements and similar financing transactions involving U.S. government securities or investment-grade corporate securities for investment or leveraging purposes. The Fund may also invest in short-term U.S. government securities, cash equivalents, and money market instruments to manage liquidity, serve as collateral for derivatives positions, or provide temporary defensive positioning.

Investment in the Cayman Subsidiary

The Fund may seek to gain exposure to the Reference Assets, in whole or in part, through investments in the Crypto Leaders Subsidiary, which is wholly owned and controlled by the Fund. Except as otherwise noted, references to the investment strategies and risks of the Fund include those of the Crypto Leaders Subsidiary. The Crypto Leaders Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with those of the Crypto Leaders Subsidiary for purposes of determining compliance with Sections 8 and 18 of the Investment Company Act of 1940 (the “1940 Act”). The Crypto Leaders Subsidiary’s investment advisory arrangements and transactions with affiliates will comply with the applicable provisions of Sections 15 and 17 of the 1940 Act. The principal investment strategies and risks of the Crypto Leaders Subsidiary constitute principal investment strategies and risks of the Fund, and the disclosures herein are intended to describe the combined operations of both.

Information about the Index

The MarketVector™ Digital Assets Index (the “Index”) serves as the benchmark for the Fund and is designed to track the performance of the largest and most liquid digital assets. Constituents are selected pursuant to a rules-based process that considers market capitalization and one-month average daily trading value. The Index applies a 30% cap to any individual constituent at each rebalance. The Index is reviewed monthly and rebalanced at the end of each month. The Index is composed of leading cryptocurrencies such as Bitcoin, Ethereum, Binance Coin, XRP, Solana, Cardano, Cronos, Avalanche, _____, and Chainlink, representing the “blue chip” segment of the digital asset market. By concentrating on the most established protocols across payments, smart contracts, and decentralized applications, the Index provides investors with focused exposure to the dominant cryptocurrencies that drive the growth and stability of the broader digital asset ecosystem.

As of [date], the Index included [Bitcoin (BTC), Ethereum (ETH), Binance Coin (BNB), XRP (XRP), Solana (SOL), Cardano (ADA), Cronos (Cro), Avalanche (AVAX), and Chainlink (LINK)].

Bitcoin (BTC)

Bitcoin is the first and largest decentralized digital asset, designed to serve as a peer-to-peer electronic cash system and a scarce store of value. Its network relies on proof-of-work consensus, which secures transactions through decentralized mining. Bitcoin is widely viewed as the foundational asset of the broader digital asset ecosystem.

Ethereum (ETH)

Ethereum is a decentralized computing platform that enables smart contracts and decentralized applications (“dApps”). Ether, the network’s native token, is used to pay for transaction fees and computational resources on the network. Ethereum is one of the most widely adopted blockchain ecosystems for DeFi, NFTs, and Web3 development.

Binance Coin (BNB)

Binance Coin is the native token of the BNB Chain ecosystem and is used to pay transaction fees, participate in governance, and support decentralized applications. Initially launched on Ethereum and later migrated to its own network, BNB powers one of the largest blockchain infrastructures by transaction activity. Its value is influenced by network usage and applications built on BNB Chain.

XRP (XRP)

XRP is a digital asset used within the XRP Ledger, a blockchain designed to facilitate fast, low-cost cross-border payments and liquidity settlement. Unlike proof-of-work or proof-of-stake systems, the XRP Ledger uses a unique consensus mechanism based on trusted validator lists. XRP is primarily used for remittances, payment flows, and financial institution settlement applications.

Solana (SOL)

Solana is a high-performance blockchain that uses a hybrid proof-of-stake and “proof-of-history” mechanism to support fast transaction throughput and low fees. Its native token, SOL, is used for transaction fees, staking, and network governance. Solana is widely adopted for DeFi, NFTs, and consumer-oriented blockchain applications.

Cardano (ADA)

Cardano is a proof-of-stake blockchain platform designed with a focus on academic research, peer-reviewed development, and formal verification methods. Its native asset, ADA, is used for transaction fees, staking, and governance. Cardano aims to support scalable smart contracts and secure decentralized applications through a layered architecture.

Cronos (CRO)

Cronos is a high-performance, EVM-compatible blockchain developed with support from Crypto.com, designed to power decentralized applications, DeFi platforms, NFTs, and Web3 services. Built using the Cosmos SDK, it offers fast, low-cost transactions and cross-chain interoperability, while the CRO token is used for transaction fees, staking, governance, and utility across the Crypto.com ecosystem.

Avalanche (AVAX)

Avalanche is a smart contract platform that utilizes a multi-chain architecture and a consensus protocol designed for high throughput and low latency. Its native token, AVAX, is used for transaction fees, staking, and network governance. Avalanche supports decentralized applications and custom blockchain deployments known as “subnets.”

Chainlink (LINK)

Chainlink is a decentralized oracle network that enables smart contracts to securely access real-world data, such as price feeds and external APIs. LINK is used to compensate node operators for providing reliable data services to the network. Chainlink is widely integrated across DeFi and smart contract platforms as a critical source of verified off-chain information.

The Index is maintained by the Index Provider, which is responsible for the ongoing maintenance, calculation, and publication of the Index, including the periodic review and rebalance process. The Index methodology may be adjusted by the Index Provider from time to time to reflect market developments, changes in data availability, or other factors relevant to maintaining the representativeness and investability of the Index.

The Index Provider is not affiliated with the Adviser and does not sponsor, endorse, or promote the Fund or make any representation regarding the advisability of investing in the Fund.

Principal Investment Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Risks Related to the Regulation of Digital Assets. Any final determination by a court, regulator, or other authority that a digital asset in which the Fund invests (each, a “Digital Asset”) is a “security” or a “commodity” under applicable law may adversely affect the value of such Digital Asset and, in turn, the value of the Fund’s shares. If a Digital Asset held by the Fund is determined to be a security and is not, or cannot be, registered as such under the federal securities laws, the Fund may be required to cease transacting in that Digital Asset, which could result in losses, operational challenges, or potentially the termination of the Fund.

Depending on its characteristics, a Digital Asset may be considered a “security” under the federal securities laws. The test for determining whether a particular Digital Asset is a security is complex, fact-specific, and evolving, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the U.S. Securities and Exchange Commission (“SEC”) have indicated that the SEC does not currently consider Bitcoin to be a security and, historically, did not consider Ether (ETH) to be a security. However, these statements do not constitute official or binding determinations. The SEC staff has also provided informal assurances through no-action letters to a limited number of promoters that certain Digital Assets are not securities. Such guidance is not determinative or binding, and courts may reach different conclusions.

Conversely, the SEC has brought enforcement actions against issuers, promoters, and trading platforms relating to several Digital Assets, alleging that those assets are securities under the federal securities laws. The SEC has also pursued actions against various digital asset trading platforms for allegedly operating as unregistered securities exchanges based on the trading of Digital Assets deemed to be securities. The outcomes of these proceedings, as well as future actions, may provide additional but uncertain guidance regarding the regulatory treatment of Digital Assets.

Whether a Digital Asset is a security under the federal securities laws depends on whether it falls within the statutory definitions of “security” in the Securities Act of 1933 (the “1933 Act”), the Securities Exchange Act of 1934 (the “1934 Act”), and the Investment Company Act of 1940 (the “1940 Act”). Digital Assets are not expressly listed in these definitions, which include terms such as “investment contract,” “note,” and “transferable share.” The SEC has generally analyzed whether a Digital Asset is a security by reference to judicial interpretations of these terms, most notably the tests developed by federal courts in SEC v. W.J. Howey Co. (the “Howey test”) and Reves v. Ernst & Young (the “Reves test”). For many Digital Assets, the application of these tests is highly fact-specific and often subject to substantial legal debate.

The SEC, courts, and other authorities have indicated that the legal characterization of a Digital Asset may change over time as the relevant facts and circumstances evolve, including changes to the development, distribution, or use of a Digital Asset. Consequently, Digital Assets currently believed not to be securities could later be determined to fall within the definition of a security.

In determining whether to invest in or obtain exposure to a Digital Asset, the Adviser considers a range of factors, including the definitions of “security” under the federal securities laws, judicial interpretations such as the Howey and Reves tests, and relevant SEC reports, orders, public statements, and enforcement actions. The Adviser’s analysis reflects its good-faith judgment based on the information available at the time, but there can be no assurance that regulators or courts will agree with such determinations.

If an appropriate authority were to determine that a Digital Asset held by the Fund is a security, the Adviser would not intend to permit the Fund to continue holding such investment in a manner that would violate the federal securities laws. In such a case, the Fund could be required to liquidate the position, restructure its operations, or, if necessary, dissolve. Any such action could adversely affect the Fund’s performance and the value of its shares.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Assets, and consequently the Fund’s performance, is subject to the risks of the digital-assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Assets, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as digital assets, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Assets. Changes in the governance of a digital-asset network may not receive sufficient support from users and validators, which may negatively affect such network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Assets, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital-asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset Market Volatility Risk. The market value of cryptocurrencies and other digital assets has historically been highly volatile and may experience substantial and rapid price fluctuations over short periods of time. Prices of digital assets may be influenced by a variety of factors, including speculation, changes in market sentiment, technological developments, security incidents, liquidity constraints, trading activity on digital-asset trading platforms, macroeconomic developments, and actual or perceived regulatory or legislative changes in the United States or other jurisdictions. Because digital-asset markets operate globally and on a continuous basis, price movements may occur at any time, including outside traditional market hours. As a result, the value of the Reference Assets, and investments linked to the Reference Assets, may decline significantly or unpredictably, which could materially and adversely affect the value of the Fund and its Shares.

Tokenomics Risk. Digital assets are governed by protocol-level rules (“tokenomics”) that control supply, issuance, and economic incentives, which may significantly affect their value. Changes in supply, including inflation from staking or validator rewards or modifications to burn or supply cap mechanisms, may dilute existing holders or reduce anticipated scarcity. Token ownership may be concentrated, and large holders may influence market prices. In addition, tokenomics may be modified through governance processes, forks, or protocol upgrades without the consent of all holders, potentially altering the asset’s economic characteristics or fragmenting liquidity. If the incentives created by a crypto asset’s tokenomics fail to support network security, functionality, or adoption, the value of the asset may decline, adversely affecting the Fund. The tokenomics of each digital asset are different and each digital asset will be affected differently by its token economics.

Reference Assets ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or a particular type of security or asset may be more volatile than, and may perform differently from, the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Assets, and the Fund’s investments in ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Assets.

Risk Factors Related to Digital Assets

•The Reference Assets and investments linked to the Reference Assets are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

•The value of the Reference Assets has been and may continue to be deeply speculative such that trading and investing in the Reference Assets intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Assets known as “whales” may have the ability to manipulate the price of the Reference Assets. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Assets may be adversely affected by such an attack.

•Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Assets.

•Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

•The value of the Shares relates directly to the value of the Reference Assets, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

•Proposed changes to the Reference Assets’ blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

•The Reference Assets’ blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Assets and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Assets could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Assets’ network or take the Fund’s Reference Assets, which would adversely affect the value of the Fund. Exposure of the Reference Assets to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Assets blockchain can nonetheless precipitate a significant decline in the price of the Reference Assets and an investment in the Fund.

•There are numerous alternative digital assets and smart-contract platforms in the marketplace. Competition from the emergence or growth of alternative digital assets and smart-contract platforms could have a negative impact on the demand for, and price of, the Reference Asset Reference Assets and thereby adversely affect the value of the Fund.

•Use of the Reference Assets by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Assets. Processing of transactions in the Reference Assets may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Assets may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Assets

•There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Assets, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Assets, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

•If regulators subject the Reference Assets to regulation, this could result in extraordinary expenses that could potentially be borne by the Fund.

•The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Crypto Leaders Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Crypto Leaders Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Crypto Leaders Subsidiary, will not have all the protections offered to investors in registered investment companies. In addition, changes in U.S. or Cayman Islands laws, regulations, or tax treatment could adversely affect the ability of the Crypto Leaders Subsidiary to operate as intended or the Fund’s ability to qualify as a regulated investment company. Such changes could increase the Fund’s expenses, reduce its exposure to digital assets, or require restructuring of the Fund’s operations.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. Because the Fund’s investments are designed to track the performance of the Index, the Fund’s assets will be concentrated to approximately the same extent that the Index is concentrated in an industry or group of related industries. As of the date of this prospectus, the Index is concentrated in the industry or group of industries assigned to digital assets, and as a result, the Fund will be subject to greater risk of loss due to adverse occurrences that affect digital assets than if the Fund’s assets were more diversified across different sectors or industries.

Cyber Security Risk. The Fund and its service providers, including digital asset custodians, exchanges, administrators, counterparties, and other market participants, are susceptible to operational and information-security risks arising from cyber incidents. Cyber incidents may result in unauthorized access to systems, theft or loss of digital assets, theft of sensitive information, operational disruptions, ransomware attacks, data corruption, or other cybersecurity failures. Cyber incidents affecting digital asset networks, trading venues, custodians, or other service providers may adversely affect the Fund's ability to transact, value its holdings, or safeguard its assets and could result in substantial losses to the Fund.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Custody Risk; Trust Company Risk. Certain Underlying Funds utilize custodial arrangements involving U.S. Bank and Crypto.com Custody Trust Company (the “Trust Company”), which serves as custodian and/or sub-custodian for certain digital asset holdings. Digital asset custody presents unique operational, technological, and security risks not present in traditional financial custody. These risks include hacking, theft, transaction errors, compromised private keys, and settlement failures. Trust companies operating under state or limited-purpose charters may be subject to different regulatory standards than federally regulated custodians. Any failure, insolvency, cyber breach, or operational disruption at a custodian or Trust Company could result in substantial losses to the Underlying Funds and therefore the Fund.

Foreign Securities Risk.  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country's securities market is, the greater the likelihood of custody problems.

Liquidity and Valuation Risk. Certain digital assets, exchange-traded products, and other investments held by the Fund may have limited trading history, low trading volumes, concentrated ownership, or fragmented trading markets. As a result, the Fund may be unable to purchase or sell investments at desired prices or at the time it wishes to do so. In addition, pricing information for digital assets may be derived from multiple trading venues that are subject to differing levels of regulation, liquidity, and operational reliability. The Fund's investments may therefore be valued using market quotations or other information that may not accurately reflect the price at which the investments could be sold. These risks may be heightened during periods of market volatility or market disruption and may adversely affect the Fund's performance.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Transaction/Redemption Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility.

This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Counterparty Risk. The Fund may engage in transactions, including purchases, sales, or custody of Digital Assets or ETPs, with or through counterparties such as exchanges, brokers, custodians, or other financial institutions. The Fund is subject to the risk that a counterparty may fail to fulfill its contractual obligations due to insolvency, financial distress, operational failure, or other reasons. Digital asset exchanges and intermediaries, in particular, may be less regulated or subject to fewer financial and operational requirements than traditional securities exchanges and brokers. In the event of a counterparty default, insolvency, or operational failure, the Fund could experience significant delays or losses in recovering its assets, or may be unable to recover them at all. In addition, failures or disruptions among market participants that facilitate digital asset trading, custody, or settlement may have a systemic impact on the liquidity or pricing of the Fund’s investments, potentially resulting in substantial losses to the Fund and its shareholders.

Index Methodology Risk. The Fund seeks to track the performance of its Index, which is maintained and calculated by an independent third-party Index Provider. The Index methodology may incorporate subjective criteria or data sources that are incomplete or inaccurate. Errors, delays, or changes in the construction or calculation of the Index, or the failure of the Index to achieve its intended objective, may adversely affect the Fund’s performance. The Fund has no control over the Index Provider’s determination of the composition or calculation of the Index.

Rebalancing and Turnover Risk. The Fund may experience increased transaction costs and potentially adverse tax consequences from portfolio turnover resulting from changes in the composition or weighting of the Index, including as a result of the Index’s monthly rebalancing.

Tracking Error Risk. The Fund’s performance may diverge, sometimes materially, from the performance of the Index that it seeks to replicate. Tracking error may occur due to a variety of factors, including differences between the Fund’s holdings and the Index components, the timing of rebalancing, valuation methodologies, transaction costs, and the impact of cash holdings, management fees, and other expenses. The Fund’s use of ETPs to gain exposure to certain Digital Assets may also contribute to tracking error, particularly when such ETPs do not perfectly reflect the price movements of their underlying assets. In addition, differences between the Fund’s and the Index’s treatment of corporate actions, hard forks, airdrops, or other network events related to Digital Assets may further contribute to tracking error. Tracking error may also result from operational constraints, liquidity considerations, or regulatory restrictions that affect the Fund’s ability to fully replicate the Index. In addition, because the Fund may employ optimization, substitution, or derivative techniques to approximate the performance of the Index while satisfying regulatory or operational constraints, there is a risk that such techniques will not accurately track the Index’s performance, which may increase the Fund’s tracking variance.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Assets nor their underlying blockchain networks are affiliated with the Trust, the Fund, the Adviser, or any of their affiliates, and none has any obligation to consider the Fund or take any action that might benefit the value of the Fund. Investing in the Fund is not the same as holding any Reference Asset directly. The Fund’s performance may differ from the performance of any Reference Asset due to factors including the Fund’s fees and expenses, use of Underlying ETFs and other investment vehicles, portfolio transactions and cash holdings, premiums/discounts and other trading dynamics in ETP shares, tax considerations, and the Fund’s handling of network events (e.g., forks, airdrops, or protocol changes). The Fund has no rights with respect to the governance, validation, or operation of any blockchain network, and changes affecting a network may adversely impact the Fund.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Underlying ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a newly organized investment company with a limited operating history. As a result, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, and the Fund may experience limited assets under management or limited secondary market trading. The Fund may be more dependent on the Adviser’s ability to implement its investment strategy successfully and may be subject to greater risk of liquidation or changes in expenses than more established funds.

New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Market and Economic Events Risk. The value of the Fund's investments may decline due to general market conditions, economic developments, geopolitical events, public health events, natural disasters, armed conflicts, acts of terrorism, inflation, changes in interest rates, government actions, regulatory developments, or other events affecting global financial markets. Digital asset markets may be particularly sensitive to changes in investor sentiment, technological developments, and regulatory developments. Such events may result in increased volatility, reduced liquidity, market disruptions, or declines in the value of the Fund's investments and Shares.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in spot crypto (or any other digital asset) or derivatives based upon spot crypto (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the Crypto Leaders Subsidiary, which is intended to provide the Fund with exposure to spot crypto returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the Crypto Leaders Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to spot crypto returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (201) 985-8300.

Investment Adviser and Sub-Adviser

Yorkville America Equities, LLC (the “Adviser”) is the investment adviser to the Fund.

[____________](the “Sub-Adviser”) is the sub-adviser to the Fund.

Portfolio Manager

To Be Filed by Amendment

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least XXXXX shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the [_____] (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).  When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund's website at www.truthsocialfunds.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Yorkville America Crypto Leaders Covered Call ETF

Investment Objective

The Yorkville America Crypto Leaders Covered Call ETF (the “Fund”) seeks to track, before fees and expenses, the performance of the MarketVector™ Digital Assets Equal Weight Index while seeking to generate additional income and reduce volatility through an actively managed covered-call strategy.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	[ ]%
Distribution (12b-1) and Service Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
(1) Under the Investment Advisory Agreement, Yorkville America Equities, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
(2) Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Yorkville America Crypto Leaders Covered Call ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Yorkville America Crypto Leaders Covered Call ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond generally to the performance of the crypto assets comprising the MarketVector™ Digital Assets Equal Weight Index (the “Index”), while also seeking to generate income through an actively managed covered-call strategy.

The Fund is an exchange-traded fund (“ETF”) that combines passive index replication with an actively managed options overlay.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the digital assets included in the Index (each, a “Reference Asset”). The Fund seeks to achieve its investment objective by replicating, to the extent practicable, the composition and performance of the Index and by systematically writing (selling) covered call options on Reference Assets or on instruments providing exposure to Reference Assets. The Fund may obtain exposure to the Reference Assets directly or through the Yorkville America Crypto Leaders Covered Call (Cayman) Portfolio S.P. (the “Crypto Leaders Covered Call Subsidiary”), which is described below.

The MarketVector™ Digital Assets Equal Weight Index is designed to measure the performance of the largest and most liquid digital assets— Bitcoin, Ethereum, Binance Coin, Solana, XRP, Cardano, Cronos, Avalanche, and Chainlink—on an equal-weighted basis, ensuring balanced participation across the leading cryptocurrencies. By allocating equally among these Reference Assets, the Index provides diversified exposure to the “blue chip” segment of the digital-asset market. The Index is maintained by MarketVector Indexes GmbH (the “Index Provider”) and is reviewed and rebalanced monthly to maintain equal weighting among constituents and to reflect eligibility updates.

In addition to seeking to replicate the Index, the Fund employs an actively managed covered-call strategy designed to generate additional income and reduce portfolio volatility. A covered-call strategy involves writing (selling) call options on an asset while holding a corresponding long position in that asset or in an instrument that provides comparable exposure. The Fund expects to write exchange-listed or over-the-counter call options on Reference Assets, or on ETFs, ETPs, or futures contracts referencing such assets. The Fund will typically write out-of-the-money call options with short- to intermediate-term expirations, seeking to earn option-premium income that may partially offset losses in declining or neutral markets and may limit the Fund’s participation in sharp increases in Reference Asset prices. Option positions will be actively monitored and adjusted by the Adviser to manage risk and maintain consistency with the Fund’s income and volatility objectives.

The Fund will invest at least 40% of its total assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-U.S. ETPs”), that invest directly in, provide exposure to, or replicate the performance of one or more Reference Assets (collectively, “Underlying ETFs”). The Adviser will generally attempt to allocate the Fund’s assets to Underlying ETFs that are domiciled, or whose sponsors are domiciled in the United States. However, due to market availability and other economic factors, the Underlying ETFs may be domiciled or listed in the United States or in non-U.S. markets, as determined by the Adviser based on liquidity, trading efficiency, and regulatory considerations. The Fund may invest in the U.S. dollar share class of any non-U.S. Underlying ETF where available. The Adviser will allocate portfolio assets among Underlying ETFs based on factors such as trading costs, custody arrangements, tracking performance, and the overall liquidity profile of the Fund. These investments provide indirect exposure to certain Reference Assets that may be less accessible for direct investment or custody. Investments in Underlying ETFs are expected to result in a tracking variance between the performance of the Fund and that of the Index, due primarily to management fees and expenses of both the Fund and the Underlying ETFs, as well as transaction and operational costs. The Fund’s covered-call income is intended to help offset these costs and smooth overall portfolio volatility.

Investment in the Cayman Subsidiary

The Fund may seek to gain exposure to the Reference Assets, in whole or in part, through investments in the Crypto Leaders Covered Call Subsidiary, which is wholly owned and controlled by the Fund. Except as otherwise noted, references to the investment strategies and risks of the Fund include those of the Crypto Leaders Covered Call Subsidiary. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with those of the Subsidiary for purposes of determining compliance with Sections 8 and 18 of the Investment Company Act of 1940 (the “1940 Act”). The Subsidiary’s investment-advisory arrangements and any affiliate transactions will comply with the applicable provisions of Sections 15 and 17 of the 1940 Act. The principal investment strategies and risks of the Subsidiary constitute principal investment strategies and risks of the Fund, and the disclosures herein are intended to describe the combined operations of both.

The Fund’s holdings of digital assets, including those held by the Crypto Leaders Covered Call Subsidiary, will be maintained by Crypto.com Custody Trust company, a qualified third-party digital-asset custodian meeting applicable regulatory, security, and operational standards. The Fund may hold cash, cash equivalents, and short-term U.S. government securities for liquidity management, collateralization of option positions, and operational purposes. The Fund will not take temporary defensive positions in anticipation of adverse market conditions but may adjust its holdings or option overlay as necessary to reflect changes in the Index, manage cash flows, or control portfolio risk.

The Fund may engage in reverse repurchase agreements and similar financing transactions involving U.S. government securities or investment-grade corporate securities for investment or leveraging purposes. The Fund may also invest in short-term U.S. government securities, cash equivalents, and money market instruments to manage liquidity, serve as collateral for derivatives positions, or provide temporary defensive positioning.

Information About the Index

The MarketVector™ Digital Assets Equal Weight Index serves as the Fund’s benchmark and represents equal-weighted exposure to the digital assets selected pursuant to a rules-based methodology based on market capitalization and liquidity, as determined by the Index Provider. Constituents are selected pursuant to a rules-based process that considers market capitalization and one-month average daily trading value. The Index is reviewed monthly and rebalanced at the end of each month, with each constituent assigned an equal weight at each rebalance. The Index methodology provides balanced exposure to established protocols across payments, smart-contract platforms, and decentralized-application ecosystems, offering investors diversified participation in the dominant cryptocurrencies that drive the broader digital-asset market. The Index is reviewed and rebalanced monthly to maintain equal weighting among constituents.

The Index Provider is responsible for the ongoing maintenance, calculation, and publication of the Index and may adjust its methodology from time to time to reflect market developments, changes in data availability, or other factors relevant to maintaining the representativeness and investability of the Index. The Index Provider is not affiliated with the Adviser and does not sponsor, endorse, or promote the Fund or make any representation regarding the advisability of investing in the Fund.

Principal Investment Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Risks Related to the Regulation of Digital Assets. Any final determination by a court, regulator, or other authority that a digital asset in which the Fund invests (each, a “Digital Asset”) is a “security” or a “commodity” under applicable law may adversely affect the value of such Digital Asset and, in turn, the value of the Fund’s shares. If a Digital Asset held by the Fund is determined to be a security and is not, or cannot be, registered as such under the federal securities laws, the Fund may be required to cease transacting in that Digital Asset, which could result in losses, operational challenges, or potentially the termination of the Fund.

Depending on its characteristics, a Digital Asset may be considered a “security” under the federal securities laws. The test for determining whether a particular Digital Asset is a security is complex, fact-specific, and evolving, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the U.S. Securities and Exchange Commission (“SEC”) have indicated that the SEC does not currently consider Bitcoin to be a security and, historically, did not consider Ether (ETH) to be a security. However, these statements do not constitute official or binding determinations. The SEC staff has also provided informal assurances through no-action letters to a limited number of promoters that certain Digital Assets are not securities. Such guidance is not determinative or binding, and courts may reach different conclusions.

Conversely, the SEC has brought enforcement actions against issuers, promoters, and trading platforms relating to several Digital Assets, alleging that those assets are securities under the federal securities laws. The SEC has also pursued actions against various digital asset trading platforms for allegedly operating as unregistered securities exchanges based on the trading of Digital Assets deemed to be securities. The outcomes of these proceedings, as well as future actions, may provide additional but uncertain guidance regarding the regulatory treatment of Digital Assets.

Whether a Digital Asset is a security under the federal securities laws depends on whether it falls within the statutory definitions of “security” in the Securities Act of 1933 (the “1933 Act”), the Securities Exchange Act of 1934 (the “1934 Act”), and the Investment Company Act of 1940 (the “1940 Act”). Digital Assets are not expressly listed in these definitions, which include terms such as “investment contract,” “note,” and “transferable share.” The SEC has generally analyzed whether a Digital Asset is a security by reference to judicial interpretations of these terms, most notably the tests developed by federal courts in SEC v. W.J. Howey Co. (the “Howey test”) and Reves v. Ernst & Young (the “Reves test”). For many Digital Assets, the application of these tests is highly fact-specific and often subject to substantial legal debate.

The SEC, courts, and other authorities have indicated that the legal characterization of a Digital Asset may change over time as the relevant facts and circumstances evolve, including changes to the development, distribution, or use of a Digital Asset. Consequently, Digital Assets currently believed not to be securities could later be determined to fall within the definition of a security.

In determining whether to invest in or obtain exposure to a Digital Asset, the Adviser considers a range of factors, including the definitions of “security” under the federal securities laws, judicial interpretations such as the Howey and Reves tests, and relevant SEC reports, orders, public statements, and enforcement actions. The Adviser’s analysis reflects its good-faith judgment based on the information available at the time, but there can be no assurance that regulators or courts will agree with such determinations.

If an appropriate authority were to determine that a Digital Asset held by the Fund is a security, the Adviser would not intend to permit the Fund to continue holding such investment in a manner that would violate the federal securities laws. In such a case, the Fund could be required to liquidate the position, restructure its operations, or, if necessary, dissolve. Any such action could adversely affect the Fund’s performance and the value of its shares.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Assets, and consequently the Fund’s performance, is subject to the risks of the digital-assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Assets, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as digital assets, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Assets. Changes in the governance of a digital-asset network may not receive sufficient support from users and validators, which may negatively affect such network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Assets, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital-asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset Market Volatility Risk. The market value of cryptocurrencies and other digital assets has historically been highly volatile and may experience substantial and rapid price fluctuations over short periods of time. Prices of digital assets may be influenced by a variety of factors, including speculation, changes in market sentiment, technological developments, security incidents, liquidity constraints, trading activity on digital-asset trading platforms, macroeconomic developments, and actual or perceived regulatory or legislative changes in the United States or other jurisdictions. Because digital-asset markets operate globally and on a continuous basis, price movements may occur at any time, including outside traditional market hours. As a result, the value of the Reference Assets, and investments linked to the Reference Assets, may decline significantly or unpredictably, which could materially and adversely affect the value of the Fund and its Shares.

Tokenomics Risk. Digital assets are governed by protocol-level rules (“tokenomics”) that control supply, issuance, and economic incentives, which may significantly affect their value. Changes in supply, including inflation from staking or validator rewards or modifications to burn or supply cap mechanisms, may dilute existing holders or reduce anticipated scarcity. Token ownership may be concentrated, and large holders may influence market prices. In addition, tokenomics may be modified through governance processes, forks, or protocol upgrades without the consent of all holders, potentially altering the asset’s economic characteristics or fragmenting liquidity. If the incentives created by a crypto asset’s tokenomics fail to support network security, functionality, or adoption, the value of the asset may decline, adversely affecting the Fund. The tokenomics of each digital asset are different and each digital asset will be affected differently by its token economics.

Reference Assets ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or a particular type of security or asset may be more volatile than, and may perform differently from, the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Assets, and the Fund’s investments in ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Assets.

Risk Factors Related to Digital Assets

•The Reference Assets and investments linked to the Reference Assets are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

•The value of the Reference Assets has been and may continue to be deeply speculative such that trading and investing in the Reference Assets intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Assets known as “whales” may have the ability to manipulate the price of the Reference Assets. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Assets may be adversely affected by such an attack.

•Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Assets.

•Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

•The value of the Shares relates directly to the value of the Reference Assets, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

•Proposed changes to the Reference Assets’ blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

•The Reference Assets’ blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Assets and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Assets could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Assets’ network or take the Fund’s Reference Assets, which would adversely affect the value of the Fund. Exposure of the Reference Assets to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Assets blockchain can nonetheless precipitate a significant decline in the price of the Reference Assets and an investment in the Fund.

•There are numerous alternative digital assets and smart-contract platforms in the marketplace. Competition from the emergence or growth of alternative digital assets and smart-contract platforms could have a negative impact on the demand for, and price of, the Reference Asset Reference Assets and thereby adversely affect the value of the Fund.

•Use of the Reference Assets by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Assets. Processing of transactions in the Reference Assets may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Assets may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Assets

•There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Assets, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Assets, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

•If regulators subject the Reference Assets to regulation, this could result in extraordinary expenses that could potentially be borne by the Fund.

•The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Crypto Leaders Covered Call Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Crypto Leaders Covered Call Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Crypto Leaders Covered Call Covered Call Subsidiary, will not have all the protections offered to investors in registered investment companies. In addition, changes in U.S. or Cayman Islands laws, regulations, or tax treatment could adversely affect the ability of the Crypto Leaders Covered Call Covered Call Subsidiary to operate as intended or the Fund’s ability to qualify as a regulated investment company. Such changes could increase the Fund’s expenses, reduce its exposure to digital assets, or require restructuring of the Fund’s operations.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. Because the Fund’s investments are designed to track the performance of the Index, the Fund’s assets will be concentrated to approximately the same extent that the Index is concentrated in an industry or group of related industries. As of the date of this prospectus, the Index is concentrated in the industry or group of industries assigned to digital assets, and as a result, the Fund will be subject to greater risk of loss due to adverse occurrences that affect digital assets than if the Fund’s assets were more diversified across different sectors or industries.

Cyber Security Risk. The Fund and its service providers, including digital asset custodians, exchanges, options counterparties, administrators, and other market participants, are susceptible to operational and information-security risks arising from cyber incidents. Cyber incidents may result in unauthorized access to systems, theft or loss of digital assets, theft of sensitive information, operational disruptions, ransomware attacks, data corruption, or other cybersecurity failures. Cyber incidents affecting digital asset networks, trading venues, custodians, counterparties, or options market participants may adversely affect the Fund's ability to implement its investment strategy and could result in substantial losses to the Fund.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Custody Risk; Trust Company Risk. Certain Underlying Funds utilize custodial arrangements involving U.S. Bank and Crypto.com Custody Trust Company (the “Trust Company”), which serves as custodian and/or sub-custodian for certain digital asset holdings. Digital asset custody presents unique operational, technological, and security risks not present in traditional financial custody. These risks include hacking, theft, transaction errors, compromised private keys, and settlement failures. Trust companies operating under state or limited-purpose charters may be subject to different regulatory standards than federally regulated custodians. Any failure, insolvency, cyber breach, or operational disruption at a custodian or Trust Company could result in substantial losses to the Underlying Funds and therefore the Fund.

Foreign Securities Risk.  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country's securities market is, the greater the likelihood of custody problems.

Liquidity and Valuation Risk. Certain digital assets, exchange-traded products, options, and other investments held by the Fund may have limited trading history, low trading volumes, concentrated ownership, fragmented markets, or reduced liquidity during periods of market stress. The Fund may be unable to purchase, sell, or close out positions at desired prices or times. In addition, pricing information for digital assets and options may be based on limited market activity or quotations that do not accurately reflect realizable value. These risks may adversely affect the Fund's ability to implement its covered-call strategy and may negatively affect the Fund's performance.

Covered Call Writing Risk. The Fund’s use of covered call options may limit its ability to participate in increases in the value of the Reference Assets. When the Fund writes a call option, it receives a premium but gives up the opportunity to benefit from gains above the option’s strike price during the option’s life. In periods of sharply rising markets, the Fund may underperform a portfolio that does not employ a covered-call strategy. The Fund may also experience losses if the value of the underlying Reference Assets declines significantly, as the premium income received may be insufficient to offset such losses.

Options Market Risk. The success of the Fund’s covered-call strategy depends on the Adviser’s ability to establish and close out option positions at favorable prices. Options markets may be illiquid, particularly for instruments referencing digital assets, and the Fund may be unable to sell or close out an option position at a desired time or price. Market conditions, counterparty performance, or changes in implied volatility may also impact the value of option positions and the effectiveness of the Fund’s income strategy.

Derivatives Risk. The Fund’s use of options and other derivative instruments involves risks different from, or possibly greater than, those associated with investing directly in the Reference Assets. These risks include imperfect correlation between the value of the derivative and the underlying asset, the potential for losses that exceed the amount invested, and counterparty or clearinghouse risks. The Fund’s derivatives transactions will be subject to the requirements of Rule 18f-4 under the Investment Company Act of 1940, which may limit the Fund’s ability to enter into certain derivative transactions or increase the costs of such transactions.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Transaction/Redemption Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Counterparty Risk. The Fund may engage in transactions, including purchases, sales, or custody of Digital Assets or ETPs, with or through counterparties such as exchanges, brokers, custodians, or other financial institutions. The Fund is subject to the risk that a counterparty may fail to fulfill its contractual obligations due to insolvency, financial distress, operational failure, or other reasons. Digital asset exchanges and intermediaries, in particular, may be less regulated or subject to fewer financial and operational requirements than traditional securities exchanges and brokers. In the event of a counterparty default, insolvency, or operational failure, the Fund could experience significant delays or losses in recovering its assets, or may be unable to recover them at all. In addition, failures or disruptions among market participants that facilitate digital asset trading, custody, or settlement may have a systemic impact on the liquidity or pricing of the Fund’s investments, potentially resulting in substantial losses to the Fund and its shareholders.

Index Methodology Risk. The Fund seeks to track the performance of its Index, which is maintained and calculated by an independent third-party Index Provider. The Index methodology may incorporate subjective criteria or data sources that are incomplete or inaccurate. Errors, delays, or changes in the construction or calculation of the Index, or the failure of the Index to achieve its intended objective, may adversely affect the Fund’s performance. The Fund has no control over the Index Provider’s determination of the composition or calculation of the Index.

Rebalancing and Turnover Risk. The Fund may experience increased transaction costs and potentially adverse tax consequences from portfolio turnover resulting from changes in the composition or weighting of the Index, including as a result of the Index’s monthly rebalancing.

Tracking Error Risk. The Fund’s performance may diverge, sometimes materially, from the performance of the Index that it seeks to replicate. Tracking error may occur due to a variety of factors, including differences between the Fund’s holdings and the Index components, the timing of rebalancing, valuation methodologies, transaction costs, and the impact of cash holdings, management fees, and other expenses. The Fund’s use of ETPs to gain exposure to certain Digital Assets may also contribute to tracking error, particularly when such ETPs do not perfectly reflect the price movements of their underlying assets. In addition, differences between the Fund’s and the Index’s treatment of corporate actions, hard forks, airdrops, or other network events related to Digital Assets may further contribute to tracking error. Tracking error may also result from operational constraints, liquidity considerations, or regulatory restrictions that affect the Fund’s ability to fully replicate the Index. In addition, because the Fund may employ optimization, substitution, or derivative techniques to approximate the performance of the Index while satisfying regulatory or operational constraints, there is a risk that such techniques will not accurately track the Index’s performance, which may increase the Fund’s tracking variance.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Assets nor their underlying blockchain networks are affiliated with the Trust, the Fund, the Adviser, or any of their affiliates, and none has any obligation to consider the Fund or take any action that might benefit the value of the Fund. Investing in the Fund is not the same as holding any Reference Asset directly. The Fund’s performance may differ from the performance of any Reference Asset due to factors including the Fund’s fees and expenses, use of Underlying ETFs and other investment vehicles, portfolio transactions and cash holdings, premiums/discounts and other trading dynamics in ETP shares, tax considerations, and the Fund’s handling of network events (e.g., forks, airdrops, or protocol changes). The Fund has no rights with respect to the governance, validation, or operation of any blockchain network, and changes affecting a network may adversely impact the Fund.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Underlying ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a newly organized investment company with a limited operating history. As a result, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, and the Fund may experience limited assets under management or limited secondary market trading. The Fund may be more dependent on the Adviser’s ability to implement its investment strategy successfully and may be subject to greater risk of liquidation or changes in expenses than more established funds.

New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Market and Economic Events Risk. The value of the Fund's investments may decline due to general market conditions, economic developments, geopolitical events, public health events, natural disasters, armed conflicts, acts of terrorism, inflation, changes in interest rates, government actions, regulatory developments, or other events affecting global financial markets. Digital asset markets and options markets may be particularly sensitive to changes in investor sentiment, technological developments, and regulatory developments. Such events may increase volatility, reduce liquidity, impair options market functioning, or adversely affect the value of the Fund's investments and Shares.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in spot crypto (or any other digital asset) or derivatives based upon spot crypto (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the Crypto Leaders Subsidiary, which is intended to provide the Fund with exposure to spot crypto returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the Crypto Leaders Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to spot crypto returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (201) 985-8300.

Investment Adviser and Sub-Adviser

Yorkville America Equities, LLC (the “Adviser”) is the investment adviser to the Fund.

[____________](the “Sub-Adviser”) is the sub-adviser to the Fund.

Portfolio Manager

To Be Filed by Amendment

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least XXXXX shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the [_____] (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund's website at www.truthsocialfunds.com.

Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Yorkville America Digital Asset Ecosystem ETF

Investment Objective

Yorkville America Digital Asset Ecosystem ETF (the “Fund”) seeks to provide total return by investing in equity securities of companies that hold digital assets in their corporate treasury.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	[ ]%
Distribution (12b-1) and Service Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
(1) Under the Investment Advisory Agreement, Yorkville America Equities, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
(2) Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Yorkville America Digital Asset Ecosystem ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the “Digital Asset Ecosystem.” The Adviser defines the Digital Asset Ecosystem to be a combination of: (i) publicly traded companies included in the MVIS Global Digital Assets Equity Index (the “Equity Sleeve”), (ii) digital assets included in the MarketVector Digital Assets 5 Index (the “Token Sleeve”), and (iii) yield-bearing financial instruments issued by companies that hold digital assets in their corporate treasury (“Digital Asset Treasury Companies”), as defined by the Adviser (the “Carry Sleeve”). The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval; however, shareholders will receive 60 days’ prior written notice before any change to this policy.

The Fund seeks to achieve its investment objective by tactically allocating its assets among the three sleeves according to the following parameters: 45% to the Equity Sleeve, 45% to the Token Sleeve, and 10% to the Carry Sleeve. The allocation will be rebalanced quarterly to their starting target weights; however, the tactical allocation may be adjusted by the Adviser based on market conditions, liquidity, valuation, volatility, or other factors. The strategy is intended to provide exposure to the returns of the Digital Asset Ecosystem, while tempering deep drawdowns through the Carry Sleeve. Assets in the Equity Sleeve and the Token Sleeve have both historically exhibited strong directional beta, meaning that they are sensitive to the directional movement of digital assets generally, which are historically highly volatile. The Carry Sleeve is intended to temper the deep drawdowns by providing exposure to less volatile, yield-bearing instruments that retain a credible link to the digital asset ecosystem.

The Equity Sleeve

Assets allocated to the Equity Sleeve will be invested in the common stocks of the companies that comprise the MVIS Global Digital Assets Equity Index (“DAPP”). The DAPP is a modified market cap-weighted index comprised of companies that generate at least 50% of their revenue from digital asset services and products, such as digital asset exchanges, payment gateways, mining operations, software services, equipment and technology, digital asset infrastructure, or the facilitation of commerce with the use of digital assets. The Fund will invest in the constituents of the DAPP according to the DAPP weightings. As of the date of this prospectus, there are 21 companies included in the DAPP, with 14 of the companies domiciled in the United States, and the remaining seven domiciled in non-U.S. jurisdictions. In addition, as of the date of this prospectus, the DAPP is heavily weighted to the Information Technology Sector and is concentrated (i.e., 25% or more weighted to an industry or group of industries) in the IT Services industry. The companies included in the DAPP are heavily engaged in digital asset mining, particularly mining bitcoin.

The Token Sleeve

Assets allocated to the Token Sleeve will be invested in MarketVector Digital Assets 5 Index (MVDA5), which is a modified market-cap weighted index that tracks the performance of the 5 largest and most liquid digital assets (“DA5 Assets”). The Fund will gain its exposure to DA5 Assets by investing (through its Cayman Subsidiary) directly in the DA5 Assets, and other assets that provide exposure to the DA5 Assets, including shares of exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-U.S. ETPs”), that invest directly, provide exposure to, replicate the performance of, or have price performance characteristics similar to the DA5 Assets (all such ETFs, ETPs, and non-U.S. ETPs, “DA5 ETFs”). As of the date of this prospectus, the MVDA5 consist of Bitcoin (BTC), Ether (ETH), BNB, XRP, and Solana (SOL). Please see the ADDITIONAL INFORMATION ABOUT RISKS section of this prospectus for additional information on the DA5 Assets.

The Fund may seek to gain exposure to the DA5 Assets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the Yorkville America Digital Asset Ecosystem (Cayman) Portfolio S.P. (i.e., the “DAE Subsidiary”). The DAE Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the DAE Subsidiary. The DAE Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the DAE Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the DAE Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the DAE Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the DAE Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the DAE Subsidiary.

The Carry Sleeve

Assets allocated to the Carry Sleeve will be invested in yield-bearing financial instruments (such as preferred securities and/or fixed income securities) issued by Digital Asset Treasury Companies. The Adviser defines a Digital Asset Treasury Company as a publicly listed U.S. company that, in the Adviser’s judgment, maintains a significant portion of its balance sheet in one or more digital assets, such as Bitcoin or Ethereum. The Adviser exercises full discretion in determining whether an issuer qualifies as a Digital Asset Treasury Company and may consider publicly available information including regulatory filings, audited financial statements, balance sheet disclosures, corporate announcements, and other reputable data sources. The Adviser’s evaluation also considers factors such as treasury-weighted digital asset exposure, the materiality of digital asset holdings relative to total corporate assets, and the potential sensitivity of the company’s market valuation to digital asset price movements.

The Fund will invest directly (and not through the DAE Subsidiary) 40% of its total assets in investment securities as defined in the 1940 Act, which include, among other instruments, the common stocks of issuers in the DAPP, shares of DA5 ETFs, financial instruments issued by Digital Asset Treasury Companies, and reverse repurchase agreements.

The Fund will invest 25% or more of its total assets in the industries to which assets and companies in the Digital Asset Ecosystem are assigned by the Adviser. These industries may include, but are not limited to, software, financial services, bitcoin mining and digital asset technology. As a result, the Fund will operate in a concentrated manner, which may increase its sensitivity to risks affecting those industries.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940. As a result, the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund, increasing its potential exposure to the performance of any single issuer.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to maintain its tax status as a regulated investment company and for leveraging purposes.

Principal Investment Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Assets, and consequently the Fund’s performance, is subject to the risks of the digital-assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Assets, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as digital assets, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Assets. Changes in the governance of a digital-asset network may not receive sufficient support from users and validators, which may negatively affect such network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Assets, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital-asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

DA5 Assets Risk. The Fund has exposure to Bitcoin, XRP, SOL, Ether, and BNB, which are highly volatile and may experience sudden and significant price declines. Their values may be affected by market sentiment, liquidity constraints, macroeconomic conditions, regulatory developments, technological changes, cybersecurity incidents, fraud, market manipulation, forks, network outages, and failures of trading platforms, custodians or other service providers. Crypto asset markets are relatively new, may be less regulated and more fragmented than traditional markets, and may become illiquid or difficult to value. Certain crypto assets also face unique risks relating to token supply, governance, concentration of ownership, adoption, and continued network development. These risks could negatively affect the Fund’s investments and performance.

Cryptocurrencies are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” cryptocurrencies are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Tokenomics Risk. Digital assets are governed by protocol-level rules (“tokenomics”) that control supply, issuance, and economic incentives, which may significantly affect their value. Changes in supply, including inflation from staking or validator rewards or modifications to burn or supply cap mechanisms, may dilute existing holders or reduce anticipated scarcity. Token ownership may be concentrated, and large holders may influence market prices. In addition, tokenomics may be modified through governance processes, forks, or protocol upgrades without the consent of all holders, potentially altering the asset’s economic characteristics or fragmenting liquidity. If the incentives created by a crypto asset’s tokenomics fail to support network security, functionality, or adoption, the value of the asset may decline, adversely affecting the Fund. The tokenomics of each digital asset are different and each digital asset will be affected differently by its token economics.

Risks Related to the Regulation of Digital Assets. Any final determination by the U.S. Securities and Exchange Commission (“SEC”), the Commodity Futures Trading Commission (“CFTC”), or a court that any digital asset held by the Fund is a “security,” “commodity,” or other regulated financial instrument may adversely affect the value and liquidity of that crypto asset and, in turn, the value of the Fund’s shares. In particular, if any of the DA5 Assets were determined to be a security and could not be registered or traded in compliance with applicable federal securities laws, the Fund may be required to liquidate its holdings, materially alter its investment strategy, or terminate.

The regulatory treatment of digital assets under the federal securities laws remains uncertain and continues to evolve. The SEC has recently issued interpretive guidance indicating that many digital assets, particularly those that are sufficiently decentralized or lack an identifiable issuer or ongoing managerial enterprise, may not constitute securities under the federal securities laws. This guidance reflects the SEC’s view that the application of the federal securities laws to digital assets is highly dependent on the specific facts and circumstances, including the structure, governance, and economic realities of the relevant network. However, this interpretive guidance is non-binding, does not establish categorical rules, and does not preclude the SEC or a court from determining that a particular digital asset is a security.

The determination of whether a digital asset is a “security” generally depends on whether it falls within the definition of “security” under the Securities Act of 1933, the Securities Exchange Act of 1934, or the Investment Company Act of 1940, including whether the asset constitutes an “investment contract” under the test articulated in SEC v. W.J. Howey Co. or, in certain cases, a “note” under Reves v. Ernst & Young. The application of these tests to digital assets is highly fact-specific and subject to significant interpretive uncertainty. In addition, regulators and courts have indicated that the status of a digital asset may evolve over time as the underlying network, governance, or use cases change.

The SEC has brought enforcement actions alleging that certain digital assets, including SOL, are securities, as well as actions against digital asset trading platforms for allegedly operating as unregistered securities exchanges, broker-dealers, or clearing agencies based on the assets made available for trading. Although some enforcement actions have been narrowed, withdrawn, or remain unresolved, they reflect the SEC’s continued willingness to assert jurisdiction over digital asset markets, even in light of its recent interpretive statements. At the same time, judicial decisions in enforcement matters have produced mixed outcomes, further contributing to regulatory uncertainty.

In addition, recent SEC guidance and rulemaking applicable to market participants—such as expanded custody requirements, dealer definitions, and enhanced disclosure expectations for digital asset-related products—may indirectly affect the markets for digital assets by increasing compliance costs, limiting the availability of trading venues, or reducing liquidity. For example, if trading platforms on which SOL is traded are required to register as national securities exchanges or alternative trading systems and are unable or unwilling to do so, access to liquidity for SOL may be materially impaired.

The Fund’s assessment that none of the DA5 Assets are a security is based on a multi-factor analysis that considers statutory definitions, judicial precedent, and recent SEC interpretive guidance, including the SEC’s statements regarding decentralized digital assets, as well as the operational characteristics of the respective network. However, this assessment is inherently uncertain, is not binding on the SEC or any court, and may be subject to change as regulatory views evolve. If the Fund’s determination is incorrect, the Fund could be subject to regulatory enforcement, required to restructure its operations, or forced to liquidate positions at unfavorable prices, any of which could have a material adverse effect on the Fund and its shareholders.

Digital Asset Treasury Companies Risk. Digital Asset Treasury Companies face unique risks as a result of holding digital assets in their corporate treasury. The speculative perception of digital assets may overshadow the fundamentals of such companies, leading to exaggerated price movements based on market sentiment, hype, or fear. Such companies may face criticism for adopting a digital asset treasury strategy, particularly during periods of declining digital asset prices, potentially harming their reputation and stock value. Companies may also face scrutiny or reputational damage for associating with digital assets, which some stakeholders view as controversial due to concerns such as environmental impact, use in illicit activities, or lack of regulatory clarity. Companies with significant international operations may face challenges if jurisdictions impose restrictions on the use, trade, or holding of digital assets. Companies holding digital assets may face accounting challenges, such as recording impairment losses when digital asset prices decline, even if the holdings are not sold. This can distort reported financial performance metrics. The value of the Fund’s investments in instruments that provide exposure to Digital Asset Treasury Companies—and therefore the value of an investment in the Fund—could decline significantly and without warning. The value of the Fund’s investments will not necessarily correlate directly with the price performance of any specific digital asset because Digital Asset Treasury Companies typically engage in other businesses unrelated to digital assets and may derive a larger portion of their revenues from sources unrelated to their digital asset holdings. If you are not prepared to accept significant and unexpected changes in the value of the Fund, you should not invest in the Fund.

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the DAE Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The DAE Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the DAE Subsidiary, will not have all the protections offered to investors in registered investment companies. In addition, changes in U.S. or Cayman Islands laws, regulations, or tax treatment could adversely affect the ability of the DAE Subsidiary to operate as intended or the Fund’s ability to qualify as a regulated investment company. Such changes could increase the Fund’s expenses, reduce its exposure to digital assets, or require restructuring of the Fund’s operations.

Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified. As of the date of this prospectus, the Fund will have significant exposure to companies engaged in the following activities or Sectors:

Bitcoin Mining Company Risk: The Fund invests in equity securities of companies engaged in Bitcoin mining and related digital asset infrastructure activities. Bitcoin mining companies operate specialized computing equipment designed to validate transactions and secure the Bitcoin network through a process known as proof-of-work consensus. In return for providing computational resources to the network, miners may earn newly issued Bitcoin and transaction fees.

The Fund’s investments may include companies that own and operate Bitcoin mining facilities, develop or operate digital infrastructure supporting Bitcoin mining, provide high-performance computing or data center services, own energy assets used in connection with mining operations, or otherwise derive a significant portion of their revenues from Bitcoin mining and related activities. Such companies may include issuers that have expanded or transitioned portions of their operations into high-performance computing, artificial intelligence infrastructure, data center hosting, or other digital infrastructure businesses that utilize assets originally developed for Bitcoin mining operations.

The performance of Bitcoin mining companies is generally influenced by the market value of Bitcoin, mining difficulty, network hash rate, transaction fee levels, energy costs, access to power infrastructure, regulatory developments, capital availability, and technological advances in mining equipment. Because the revenues and profitability of many Bitcoin mining companies are directly or indirectly tied to Bitcoin economics, the securities of such companies may exhibit substantial volatility and may experience price movements that differ significantly from broader equity markets. Bitcoin mining is a highly competitive and capital-intensive industry that requires significant expenditures for computing equipment, energy, facilities, and infrastructure.

Information Technology Company Risk: The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, information technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Counterparty Risk. The Fund may engage in transactions, including purchases, sales, or custody of Digital Assets or exchange-traded products (“ETPs”), with or through counterparties such as exchanges, brokers, custodians, or other financial institutions. The Fund is subject to the risk that a counterparty may fail to fulfill its contractual obligations due to insolvency, financial distress, operational failure, or other reasons. Digital asset exchanges and intermediaries, in particular, may be less regulated or subject to fewer financial and operational requirements than traditional securities exchanges and brokers. In the event of a counterparty default, insolvency, or operational failure, the Fund could experience significant delays or losses in recovering its assets, or may be unable to recover them at all. In addition, failures or disruptions among market participants that facilitate digital asset trading, custody, or settlement may have a systemic impact on the liquidity or pricing of the Fund’s investments, potentially resulting in substantial losses to the Fund and its shareholders.

Cybersecurity Risk. The Fund and its service providers, portfolio companies, digital asset custodians, exchanges, administrators, counterparties, and other market participants are susceptible to operational and information-security risks arising from cyber incidents. Cyber incidents may result in unauthorized access to systems, theft of assets or sensitive information, operational disruptions, ransomware attacks, data corruption, or other cybersecurity failures. Because certain portfolio companies may hold significant digital asset positions or rely on digital asset infrastructure, cyber incidents affecting those companies, their custodians, or related digital asset networks could adversely affect the value of the Fund's investments and result in losses to the Fund.

Equity Securities Risk. The Fund’s exposure to equity securities, directly or indirectly (including through underlying funds), subjects it to the risk that the value of such securities may decline due to general market conditions, issuer-specific developments, adverse earnings results, changes in investor sentiment, regulatory or economic events, or declines in overall or sector-specific market performance. Equity securities are subject to market volatility, and their prices may fluctuate over short or extended periods of time. Certain sectors or industries may experience greater volatility than the broader equity market, which may cause the Fund’s net asset value to fluctuate.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Custody Risk; Trust Company Risk. Certain Underlying Funds utilize custodial arrangements involving U.S. Bank and Crypto.com Custody Trust Company (the “Trust Company”), which serves as custodian and/or sub-custodian for certain digital asset holdings. Digital asset custody presents unique operational, technological, and security risks not present in traditional financial custody. These risks include hacking, theft, transaction errors, compromised private keys, and settlement failures. Trust companies operating under state or limited-purpose charters may be subject to different regulatory standards than federally regulated custodians. Any failure, insolvency, cyber breach, or operational disruption at a custodian or Trust Company could result in substantial losses to the Underlying Funds and therefore the Fund.

Indirect Digital Asset Exposure Risk. The Fund may have indirect exposure to digital assets through its investments in securities, instruments, or entities whose value, operations, or financial condition are linked to, influenced by, or correlated with digital asset markets. As a result, the Fund’s net asset value (“NAV”) may be affected by changes in digital asset prices, market sentiment, technological developments, or regulatory actions, even if the Fund does not invest directly in digital assets. Digital asset markets have experienced significant volatility, including rapid price increases and declines, and may be affected by events such as market disruptions, regulatory developments, cybersecurity incidents, technological changes, or failures of market participants or trading platforms. These factors may cause the value or liquidity of the Fund’s investments to fluctuate significantly and independently of the underlying operating performance of issuers or assets in which the Fund invests.

Preferred Securities Risk. Preferred securities are subject to issuer credit risk, interest rate risk, and market risk. The value of preferred securities may decline due to adverse changes in the financial condition of the issuer, rising interest rates, or reduced market liquidity. Preferred securities may be subordinated to other obligations of the issuer, may be less liquid than common stock or other securities, and may be more sensitive to changes in interest rates. Preferred securities issued by digital asset treasury companies may also be significantly affected by the value and volatility of digital assets held by such issuers.

Information/Disclosure Accuracy Risk. The Fund may rely on publicly available information, regulatory filings, issuer disclosures, and third-party data sources when evaluating investments. Such information may be incomplete, inaccurate, outdated, unaudited, or subject to revision, and may not be provided on a real-time basis. Issuers, investment vehicles, or other market participants may change their strategies, holdings, or operations without prior notice, and the Fund generally does not have the ability to independently verify the accuracy, completeness, valuation, or security of such information. As a result, the Fund may invest in securities or instruments that do not perform as expected or that no longer align with the Adviser’s investment criteria, which could adversely affect the Fund’s performance.

Regulatory Risk. The Fund and the issuers of securities or instruments in which the Fund invests are subject to existing and evolving laws, regulations, and regulatory interpretations in the United States and other jurisdictions. Legislative, administrative, or judicial actions by governmental authorities may impose new requirements, restrictions, taxes, reporting obligations, or compliance costs, or may otherwise affect the acquisition, holding, valuation, trading, transfer, or treatment of investments. Regulatory developments may be uncertain and may be applied retroactively. Such actions could adversely affect market conditions, liquidity, issuer operations, or the value of the Fund’s investments, regardless of the underlying performance of affected issuers or assets.

Large Capitalization Companies Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Small/Mid Capitalization Companies Risk. The Fund may invest in securities of small- and/or mid-capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Foreign Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country's securities market is, the greater the likelihood of custody problems.

Liquidity and Valuation Risk. Certain securities and other investments held by the Fund, including equity securities, preferred securities, fixed-income instruments, exchange-traded products, and investments whose value is linked to digital assets, may experience reduced liquidity or be difficult to value during periods of market stress. Companies that hold digital assets as part of their treasury strategy may experience significant volatility in their market prices, and market quotations may not accurately reflect the value of their underlying assets. The Fund may be unable to sell investments at desired prices or at the time it wishes to do so, which could adversely affect the Fund's performance and net asset value.

Market and Economic Events Risk. The value of the Fund's investments may decline due to general market conditions, economic developments, geopolitical events, public health events, natural disasters, armed conflicts, acts of terrorism, inflation, changes in interest rates, government actions, regulatory developments, or other events affecting global financial markets. Companies in which the Fund invests may be particularly sensitive to developments affecting digital assets, capital markets, financing conditions, and investor sentiment. Adverse developments affecting digital asset markets or companies that hold digital assets in their corporate treasuries may negatively affect the Fund's performance.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

New Fund Risk. The Fund is a newly organized investment company with a limited operating history. As a result, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, and the Fund may experience limited assets under management or limited secondary market trading. The Fund may be more dependent on the Adviser’s ability to implement its investment strategy successfully and may be subject to greater risk of liquidation or changes in expenses than more established funds.

New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfoli-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks..

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (201) 985-8300.

Investment Adviser and Sub-Adviser

Yorkville America Equities, LLC (the “Adviser”) is the investment adviser to the Fund.

[___________](the “Sub-Adviser”) is the sub-adviser to the Fund.

Portfolio Manager

To Be Filed by Amendment

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least XXXXX shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the [_____] (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund's website at www.truthsocialfunds.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which each Fund invests, and the principal risks of investing in each Fund. The principal investment strategies are not the only investment strategies available to each Fund, but they are the ones each Fund primarily uses to achieve its investment objective.

The Funds’ investment objectives and each Fund's policy to invest at least 80% of its net assets in the investments suggested by its name may be changed by the Board of Trustees (the “Board”) of Yorkville America Investment Trust (the “Trust”) without shareholder approval upon 60 days’ written notice to shareholders.

ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by APs and only in aggregations of a specified number of shares Creation Units. Also, unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Additional Information about the Cryptocurrencies for the Funds

Bitcoin

Bitcoin has a fixed maximum supply of 21 million bitcoins, which may increase price volatility as issuance declines over time. New bitcoins are issued as block rewards to miners under a proof-of-work consensus mechanism, and the rate of issuance is reduced approximately every four years through “halving” events. As a result, the supply of new bitcoins entering the market decreases over time, which may contribute to price appreciation or increased volatility. Once the maximum supply is reached, no additional bitcoins will be issued, and miner incentives will depend entirely on transaction fees, which could affect network security, transaction processing, and market confidence.

Bitcoin History

Bitcoin (“BTC”) is a digital asset created, issued, and transferred through the operation of the Bitcoin Network, a decentralized, peer-to-peer blockchain network maintained by a distributed set of independent participants. No single entity owns or operates the Bitcoin Network. Transactions in BTC are recorded on a public, distributed ledger known as the Bitcoin blockchain. BTC may be transferred between users or exchanged for fiat currencies on digital asset trading platforms or through peer-to-peer transactions at market-determined prices.

The Bitcoin Network is designed primarily to enable the transfer and storage of value. Unlike some other blockchain networks, the Bitcoin Network does not natively support complex smart contracts or decentralized applications. Transactions on the Bitcoin Network require payment of transaction fees denominated in BTC.

The Bitcoin Network operates under a proof-of-work consensus mechanism. Under this mechanism, network participants known as “miners” use specialized computing hardware to compete to validate transactions and add new blocks to the blockchain. Miners are rewarded with newly issued BTC and transaction fees for successfully validating blocks. The proof-of-work process requires substantial computational resources and energy consumption.

BTC has a fixed maximum supply of 21 million coins. New BTC is issued as block rewards to miners pursuant to protocol-level rules, with the issuance rate programmed to decline over time through periodic events commonly referred to as “halvings.” Once the maximum supply is reached, no new BTC will be issued, and miners are expected to be compensated solely through transaction fees. Changes in mining economics, network participation, or transaction demand may affect the security, operation, and market value of BTC.

The Bitcoin protocol is maintained through open-source software development. Changes to the protocol are proposed by developers and adopted only if accepted by a sufficient number of network participants. In some circumstances, disagreements among participants may result in changes to the protocol or the creation of separate blockchain networks operating under different rules, commonly referred to as “forks,” which may affect the market value of BTC.

XRP

XRP has a fixed total supply of 100 billion tokens, all of which were created at inception. XRP is not mined, and no additional XRP can be issued. However, a significant portion of XRP has historically been held in escrow accounts, with scheduled releases that may increase the circulating supply. Decisions regarding the timing, amount, or disposition of escrowed XRP may materially affect market supply, liquidity, and price. In addition, XRP includes a transaction fee burn mechanism, which permanently reduces supply at a modest rate.

XRP and the XRP Ledger

XRP is the native cryptocurrency of the XRP Ledger, a decentralized, open-source blockchain designed for fast, low-cost international payments and asset transfers. It was launched in 2012 by Ripple Labs Inc., a fintech company focused on improving cross-border payments and financial infrastructure. Unlike many cryptocurrencies that rely on proof-of-work or proof-of-stake mechanisms, the XRP Ledger uses a unique consensus protocol involving a network of trusted validators to confirm transactions in seconds with minimal energy consumption.

The development of XRP and the XRP Ledger was initially led by Ripple Labs, which continues to contribute significantly to the technology and ecosystem. However, the ledger itself is open-source and maintained by an independent community of developers and network validators. Governance is semi-decentralized: while Ripple remains influential in the ecosystem, it does not control the ledger or transaction validation. The validator nodes are operated by a mix of universities, financial institutions, and independent entities around the world, helping maintain the integrity and decentralization of the network.

XRP is widely traded on numerous major centralized cryptocurrency exchanges (CEX), including Binance, Kraken, Bitstamp, and others, although its availability may vary depending on regulatory environments in different countries. It can be purchased using fiat currencies or other cryptocurrencies and stored in wallets that support XRP, such as Xumm, Ledger hardware wallets, or other third-party software wallets.

XRP is primarily used to facilitate fast and cost-effective cross-border payments, often serving as a bridge currency in international transactions. It is also used for liquidity provisioning in Ripple’s On-Demand Liquidity (ODL) service, which allows financial institutions to convert one fiat currency to another instantly using XRP as an intermediary. Due to its speed, scalability, and institutional focus, XRP has become one of the most prominent cryptocurrencies in the global payment and remittance space.

Solana

Solana does not have a fixed maximum supply and issues SOL as staking rewards under an inflationary issuance schedule that declines over time. A portion of transaction fees is burned, partially offsetting new issuance. The Solana protocol permits changes to inflation parameters, staking rewards, and other economic variables through governance or software upgrades. Such changes could increase or decrease the supply of SOL, affect staking incentives, or materially impact SOL’s market value.
The Solana Network and SOL

The Solana Network and SOL

SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer Solana Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows people to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Solana Network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana Network. Smart contract operations are executed on the Solana Blockchain in exchange for payment of SOL. Like the Ethereum network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Solana Protocol introduced the Proof-of-History (“PoH”) timestamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations.

In addition to the PoH mechanism described above, the Solana Network uses a delegated proof-of-stake consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked.

The Solana Protocol was first conceived by Anatoly Yakovenko in a 2017 whitepaper. Development of the Solana Network is overseen by the Solana Foundation, a Swiss non-profit organization, and Solana Labs, Inc. (the “Company”), a Delaware corporation, which administered the original network launch and token distribution.

Although the Company and the Solana Foundation continue to exert significant influence over the direction of the development of SOL, the Solana Network is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of SOL.

As of early 2025, approximately 490 million SOL tokens are in circulation, with a total supply of around 594 million SOL. SOL has no fixed maximum supply, meaning it operates on an inflationary model. Initially, the network launched with 500 million tokens, but this total has increased over time due to inflation mechanisms and staking rewards. The inflation rate started at 8% annually. It decreases by 15% each year until it stabilizes at a long-term rate of 1.5% per year. This inflationary design ensures that new tokens are continuously issued, primarily as rewards for validators and stakers, while some tokens are burned through transaction fees to offset supply growth.

Ether

Ether does not have a fixed maximum supply, and the issuance, burn mechanics, and overall supply dynamics of ETH are governed by the Ethereum protocol and may change over time through network upgrades and governance decisions. A portion of transaction fees is permanently burned, which may reduce the net issuance of ETH during periods of high network activity; however, there can be no assurance that ETH will remain deflationary or that the burn mechanism will offset new issuance. Changes to validator rewards, staking participation, transaction activity, protocol economics, or network consensus mechanisms may materially affect the supply, demand, market value, and liquidity of ETH.

Ethereum History

 ETH is a digital asset. The ownership and operation of ETH is determined by participants in an online, peer-to-peer network referred to as the “Ethereum Network.” The Ethereum Network is a recent technological innovation, and the ETH that are created, transferred, used and stored by entities and individuals have certain features associated with several types of assets, most notably commodities and currencies. The price of ETH on public digital asset exchanges and over-the-counter markets has a limited history. ETH prices on these exchanges and over-the-counter markets have been volatile and subject to influence by many factors, including operational interruptions.

The value of ETH is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ETH are protected through public-key cryptography. The supply of ETH is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ETH in which the Fund invests may reflect the impact of these forks.

In September 2022, the Ethereum Network’s consensus protocol transitioned from a proof-of-work to proof-of-stake protocol. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins.

BNB

BNB does not have a fixed perpetual issuance schedule and its supply dynamics are influenced by token burn mechanisms, validator incentives, network activity, and decisions by Binance and the BNB Chain ecosystem. The BNB protocol includes periodic token burns intended to reduce the total supply of BNB over time, but there can be no assurance that such burns will continue, achieve their intended effect, or support the market value of BNB. The value of BNB may also be affected by changes to staking rewards, transaction fee structures, validator participation, governance decisions, adoption of the BNB Chain ecosystem, or regulatory developments affecting Binance or related entities. Any changes to the economics, utility, or operation of the BNB Chain ecosystem may adversely affect the supply, demand, liquidity, or market price of BNB.

The BNB Chain and BNB

BNB is a digital asset native to the BNB Chain (formerly Binance Smart Chain and Binance Chain), a blockchain network originally developed by Binance Holdings Limited (“Binance”). The BNB Chain is maintained by a set of independent validators who participate in consensus, although Binance continues to exert significant influence over the network’s development and governance. The BNB Chain supports both asset transfers and smart contracts through its dual-chain architecture comprising the BNB Beacon Chain (optimized for asset transfers and governance) and the BNB Smart Chain (compatible with the Ethereum Virtual Machine, enabling decentralized applications).

The BNB Chain employs a Proof-of-Staked-Authority (“PoSA”) consensus mechanism. This mechanism combines elements of delegated proof-of-stake and proof-of-authority by requiring validators to stake BNB and be selected based on stake and reputation. The number of active validators is limited (typically between 20–40), resulting in faster block times and lower transaction fees compared to some other blockchain networks; however, this design may result in greater centralization than in networks featuring larger, more distributed validator sets.

BNB was introduced in 2017 as an ERC-20 token on the Ethereum network and later migrated to the Binance Chain and BNB Chain. Although the BNB Chain is intended to operate in a decentralized manner, Binance has historically played, and continues to play, a significant role in its governance and development.

BNB was initially issued with a maximum supply of 200 million tokens. The supply of BNB is deflationary due to mechanisms that permanently remove tokens from circulation. Previously, Binance conducted quarterly burns using a portion of its revenues to repurchase and burn BNB. Beginning in 2021, this was replaced with an automatic burn formula that adjusts the number of tokens burned based on BNB price and block generation. Additionally, a portion of transaction fees on the BNB Smart Chain is burned automatically. As of early 2025, approximately 147 million BNB are in circulation. The long-term circulating supply will continue to decline due to burn mechanisms, with the total supply never exceeding 200 million BNB.

BNB is used primarily for payment of transaction fees on the BNB Chain; staking by validators and delegators to secure the network; participation in governance of the BNB Chain; payment of trading fees and other services on the Binance exchange and affiliated platforms; and use within decentralized applications, decentralized finance protocols, and non-fungible token (NFT) marketplaces built on the BNB Chain.

The BNB Chain relies on a relatively small set of validators and Binance continues to play a significant role in governance and development, which may reduce decentralization compared to other blockchain networks. In addition, the long-term supply of BNB depends on the continuation and effectiveness of the burn mechanisms, which are subject to change.

Additional Information about the Cryptocurrencies for the Yorkville America Crypto Leaders ETF and the Yorkville America Crypto Leaders Covered Call ETF

Cardano (ADA)

Cardano has a maximum supply of 45 billion ADA under the current protocol rules. Most ADA was created at the launch of the Cardano Network, and additional ADA enters circulation primarily through staking rewards funded by a combination of transaction fees and a reserve of undistributed ADA. As the reserve balance decreases over time, the amount of ADA available for distribution through staking rewards may decline. Changes to staking participation, transaction activity, governance decisions, protocol parameters, or network upgrades may affect the issuance, distribution, and market value of ADA.

Cardano History

Cardano ("ADA") is a digital asset created, issued, and transferred through the operation of the Cardano Network, a decentralized blockchain platform maintained by a distributed set of independent participants. No single entity owns or operates the Cardano Network. Transactions in ADA are recorded on a public, distributed ledger known as the Cardano blockchain. ADA may be transferred between users or exchanged for fiat currencies on digital asset trading platforms or through peer-to-peer transactions at market-determined prices.

The Cardano Network is designed to support the transfer and storage of value, the execution of smart contracts, and the operation of decentralized applications. The network enables developers to build and deploy blockchain-based applications and digital assets. Transactions and certain network operations require payment of fees denominated in ADA.

The Cardano Network operates under a proof-of-stake consensus mechanism known as Ouroboros. Under this mechanism, participants may stake or delegate ADA to stake pools that are responsible for validating transactions and producing new blocks. Stake pool operators and delegators may receive ADA rewards for participating in the network's consensus process. The security and operation of the Cardano Network depend on the continued participation of stake pool operators, delegators, developers, and other network participants.

ADA has a maximum supply of 45 billion coins under the current protocol rules. ADA distributed as staking rewards is funded through transaction fees and a reserve of ADA held by the protocol. As the reserve is depleted over time, staking rewards may decrease unless supported by increased transaction fee revenue or changes to network parameters. The supply, distribution, and economic incentives associated with ADA may be modified through future protocol upgrades or governance-approved changes.

The Cardano protocol is maintained through open-source software development and a governance framework that allows network participants to propose and approve certain protocol changes. Proposed modifications may include changes to network parameters, treasury mechanisms, staking incentives, and other aspects of the protocol. Adoption of protocol changes depends on approval through applicable governance processes and implementation by network participants. In some circumstances, disagreements among participants may result in changes to the protocol or the creation of separate blockchain networks operating under different rules, commonly referred to as "forks," which may affect the operation and market value of ADA.

Cronos (CRO)

Cronos has a maximum supply of CRO established under the current protocol rules. CRO is the native digital asset associated with the Cronos ecosystem and is used for transaction fees, network participation, staking, governance-related activities, and other functions across supported blockchain networks within the Cronos ecosystem. Changes to staking participation, transaction activity, governance decisions, protocol parameters, or network upgrades may affect the supply dynamics, utility, and market value of CRO.

Cronos History

Cronos ("CRO") is a digital asset created, issued, and transferred through the operation of blockchain networks within the Cronos ecosystem, including the Cronos Chain and related blockchain infrastructure. The Cronos ecosystem is maintained by a distributed set of independent validators, developers, and network participants. No single entity owns or operates the Cronos blockchain networks. Transactions involving CRO are recorded on public, distributed ledgers maintained by the applicable network. CRO may be transferred between users or exchanged for fiat currencies or other digital assets on trading platforms or through peer-to-peer transactions at market-determined prices.

The Cronos ecosystem is designed to support the transfer and storage of value, the execution of smart contracts, and the operation of decentralized applications. Developers may use the Cronos Network to deploy blockchain-based applications, digital assets, decentralized finance protocols, gaming applications, and other services. Transactions and certain network operations require payment of fees denominated in CRO.

The Cronos ecosystem utilizes proof-of-stake-based consensus mechanisms. Under these mechanisms, network participants may stake or delegate CRO to validators that are responsible for validating transactions and producing new blocks. Validators and delegators may receive CRO rewards for participating in network consensus and maintaining network operations. The security and operation of the Cronos ecosystem depend on the continued participation of validators, delegators, developers, and other network participants.

CRO has a maximum supply established under the current protocol rules. The circulating supply of CRO and the distribution of staking rewards are subject to the applicable protocol parameters and network governance processes. Changes to staking incentives, validator participation, transaction demand, token utility, or other network economics may affect the operation, security, and market value of CRO.

The Cronos protocol is maintained through open-source software development and governance processes that permit network participants and other stakeholders to propose and implement certain protocol changes. Proposed modifications may include changes to network parameters, staking mechanisms, transaction fee structures, treasury allocations, interoperability features, and other aspects of the protocol. Adoption of protocol changes depends on approval through applicable governance processes and implementation by network participants. In some circumstances, disagreements among participants may result in changes to the protocol or the creation of separate blockchain networks operating under different rules, commonly referred to as "forks," which may affect the operation and market value of CRO.

Avalanche (AVAX)

Avalanche has a maximum supply of 720 million AVAX under the current protocol rules. AVAX is the native digital asset of the Avalanche Network and is used for transaction fees, staking, governance-related activities, and other functions across the network. A portion of transaction fees paid on the Avalanche Network is permanently removed from circulation through a token-burning mechanism. Changes to staking participation, transaction activity, governance decisions, protocol parameters, or network upgrades may affect the supply dynamics, utility, and market value of AVAX.

Avalanche History

Avalanche ("AVAX") is a digital asset created, issued, and transferred through the operation of the Avalanche Network, a decentralized blockchain platform maintained by a distributed set of independent validators and other network participants. No single entity owns or operates the Avalanche Network. Transactions involving AVAX are recorded on public, distributed ledgers maintained by the Avalanche Network. AVAX may be transferred between users or exchanged for fiat currencies or other digital assets on trading platforms or through peer-to-peer transactions at market-determined prices.

The Avalanche Network is designed to support the transfer and storage of value, the execution of smart contracts, and the operation of decentralized applications. The network consists of multiple integrated blockchains and supports the creation of customized blockchain environments commonly referred to as subnets. Developers may use the Avalanche Network to deploy decentralized finance applications, digital asset platforms, gaming applications, enterprise solutions, and other blockchain-based services. Transactions and certain network operations require payment of fees denominated in AVAX.

The Avalanche Network operates through a proof-of-stake consensus mechanism. Under this mechanism, validators stake AVAX to participate in transaction validation and network consensus. Delegators may also stake AVAX through validators and may receive a portion of staking rewards. The security and operation of the Avalanche Network depend on the continued participation of validators, delegators, developers, and other network participants.

AVAX has a maximum supply of 720 million tokens under the current protocol rules. New AVAX may be distributed as staking rewards pursuant to protocol-level parameters. In addition, transaction fees paid on the Avalanche Network are permanently burned, reducing the circulating supply of AVAX over time. The rate of issuance, staking rewards, and other economic parameters may be modified through governance-approved changes to the protocol. Changes to validator participation, transaction demand, staking incentives, or network activity may affect the operation, security, and market value of AVAX.

The Avalanche protocol is maintained through open-source software development and governance processes that permit network participants to propose and implement certain protocol changes. Proposed modifications may include changes to network parameters, staking mechanisms, transaction fee structures, subnet functionality, and other aspects of the protocol. Adoption of protocol changes depends on approval through applicable governance processes and implementation by network participants. In some circumstances, disagreements among participants may result in changes to the protocol or the creation of separate blockchain networks operating under different rules, commonly referred to as "forks," which may affect the operation and market value of AVAX.

Chainlink (LINK)

Chainlink does not have a fixed maximum supply beyond the 1 billion LINK tokens created at launch under the current protocol design. LINK is the native digital asset of the Chainlink Network and is used to compensate node operators for providing data, computation, and other services to smart contracts and blockchain applications. Changes to network adoption, demand for Chainlink services, staking participation, protocol upgrades, governance decisions, or token distribution may affect the utility, circulation, and market value of LINK.

Chainlink History

Chainlink ("LINK") is a digital asset used within the Chainlink Network, a decentralized oracle network that enables smart contracts to securely access and utilize data, computations, and services from sources outside a blockchain. The Chainlink Network is maintained by a distributed set of independent node operators, developers, and other participants. No single entity owns or operates the Chainlink Network. LINK may be transferred between users or exchanged for fiat currencies or other digital assets on trading platforms or through peer-to-peer transactions at market-determined prices.

The Chainlink Network is designed to provide blockchain-based applications with access to external information and services that are not natively available on a blockchain. Node operators within the network retrieve, validate, and deliver data and other services to smart contracts operating across multiple blockchain networks. These services may include market data feeds, proof-of-reserve reporting, cross-chain interoperability functions, automation services, and other forms of decentralized infrastructure. Payments for certain services on the Chainlink Network are made in LINK.

The Chainlink Network relies on a decentralized network of node operators rather than a blockchain-specific consensus mechanism for validating transactions and producing blocks. Node operators may receive LINK as compensation for performing services requested by users, applications, and protocols utilizing the network. The reliability and security of the Chainlink Network depend on the continued participation of node operators, developers, users, and other ecosystem participants.

A total supply of 1 billion LINK tokens was created at launch. LINK is used within the Chainlink ecosystem to incentivize node operators and facilitate network services. Certain network participants may elect to stake LINK pursuant to applicable protocol rules. Staking mechanisms are intended to support network security and service reliability by aligning incentives among participants. Changes to staking programs, token utility, service demand, token distribution, or protocol economics may affect the operation, adoption, and market value of LINK.

The Chainlink protocol and related software are maintained through open-source software development and governance processes involving developers, node operators, and other ecosystem participants. Proposed modifications may include changes to staking mechanisms, service offerings, network security features, economic incentives, interoperability functionality, and other aspects of the protocol. Adoption of protocol changes depends on implementation by network participants and ecosystem stakeholders. In some circumstances, disagreements among participants may result in changes to the protocol or the development of alternative networks or implementations, which may affect the operation and market value of LINK.

ADDITIONAL INFORMATION ABOUT RISKS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objectives. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks described herein pertain to direct risks of making an investment in the Funds and/or risks of the issuers in which the Funds invest.

Risks of All Funds

BTC Investing Risk: Bitcoin is a decentralized crypto currency that is not issued or guaranteed by any government or central authority. The value of Bitcoin is highly volatile and subject to rapid and substantial price fluctuations driven by market sentiment, macroeconomic conditions, liquidity constraints, regulatory developments, technological changes, and other factors. Bitcoin markets may be less liquid and more fragmented than traditional securities markets, and trading venues for Bitcoin are generally subject to less regulation and oversight than U.S. securities exchanges. In addition, Bitcoin is subject to risks related to forks, changes to the Bitcoin protocol, cybersecurity incidents, or attacks on the Bitcoin network, any of which could adversely affect its functionality, adoption, or value. Companies that hold Bitcoin may experience significant volatility in their financial condition and market valuation, which may adversely affect the Fund’s investments.

XRP Investing Risk. Cryptocurrencies, such as XRP, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as a “virtual asset” or “digital asset,” and operate as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. A cryptocurrency is also not a legal tender. Investments linked to XRP can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. The markets for XRP and XRP-related investments may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for XRP:

Supply and Demand of XRP. Unlike other digital assets such as bitcoin or ether, XRP is not and was not mined gradually over time. Instead, all 100 billion XRP tokens were created at the time of the XRP Ledger’s launch in 2012. This means that every XRP token that exists today, or will ever exist, was generated from the outset of the XRP Ledger. As a result, there is no ability for the supply of XRP to be adjusted in response to economic conditions. For instance, there is no ability for the supply of XRP to be increased to meet rising demand, which could lead to price volatility. In addition, unlike blockchains that utilize “proof-of-work” or “proof-of-stake” where miners or stakers are rewarded with newly minted coins or tokens, XRP validators are not incentivized by block rewards since there is no new issuance of XRP.

Additionally, the fixed supply of XRP, combined with the burning of XRP (permanently destroyed) as transaction fees, could create deflationary pressure over time. A small amount of XRP is burned with every transaction to prevent spam on the network. While the amount of XRP burned per transaction is minuscule, over time, the total supply of XRP will slowly decrease. This could lead to a deflationary environment where the decreasing supply drives up the price of XRP, making it less practical as a medium of exchange. Additionally, as the total supply of XRP slowly shrinks due to burning, liquidity could become an issue in the distant future, potentially making it harder for businesses and users to access sufficient XRP for their transactions.

The fixed supply of XRP could also contribute to price volatility, especially if demand fluctuates significantly. Since the supply of XRP is fixed, any significant surge in demand can result in large price spikes. This volatility could make XRP less predictable for businesses that rely on it for payments. The fixed supply of XRP may also not scale well with rapidly expanding use cases. To the extent more businesses, financial institutions, and payment providers adopt XRP for cross-border transactions and other use cases, there is a risk that the fixed supply may not meet such growing demand, leading to supply shortages and further price volatility.

Ripple Labs holds a large portion (approximately 41-45 billion XRP as of June 2025) of the XRP supply, which has led to concerns about centralization. Despite escrow mechanisms that gradually release XRP into the market, Ripple Labs still retains control over a significant portion of XRP, which can impact market dynamics (e.g., supply and demand and volatility) if large amounts are sold. The concentration of XRP in the hands of Ripple Labs and early stakeholders could affect the market’s confidence in XRP as a decentralized asset.

Adoption and Use of XRP. The continued adoption of XRP will require growth in its usage as a means of exchange and payment. Even if growth in XRP adoption continues in the near or medium-term, there is no assurance that XRP usage will continue to grow over the long-term. A contraction in the use of XRP may result in a lack of liquidity, increased volatility in and a reduction to the price of XRP

Largely Unregulated Marketplace. Digital asset markets, including spot markets for XRP, are growing rapidly. The spot markets through which XRP and other digital assets trade are new and, in some cases, may be subject to but not comply with their relevant jurisdiction’s regulations. These markets are local, national and international and include a broadening range of digital assets and participants. Significant trading may occur on systems and platforms with minimum predictability. Spot markets may impose daily, weekly, monthly or customer-specific transaction or withdrawal limits or suspend withdrawals entirely, rendering the exchange of XRP for fiat currency difficult or impossible.

Digital asset exchanges do not appear to be subject to, or may not comply with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. Many digital asset exchanges are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. In particular, those located outside the United States may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions.

As a result, trading activity on or reported by these digital asset exchanges is generally significantly less regulated than trading in regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues. Furthermore, many spot markets lack certain safeguards put in place by more traditional exchanges to enhance the stability of trading on the exchange and prevent flash crashes, such as limit-down circuit breakers. As a result, the prices of digital assets such as XRP on digital asset exchanges may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Tools to detect and deter fraudulent or manipulative trading activities (such as market manipulation, front-running of trades, and wash-trading) may not be available to or employed by digital asset exchanges or may not exist at all. As a result, the marketplace may lose confidence in, or may experience problems relating to, these venues.

The closure or temporary shutdown of XRP exchanges due to fraud, business failure, hackers or malware, or government-mandated regulation may reduce confidence in the XRP Ledger and can slow down the mass adoption of XRP. Further, spot market failures or that of any other major component of the overall XRP ecosystem can have an adverse effect on XRP markets and the price of XRP and could therefore have a negative impact on the performance of the Fund. Furthermore, the closure or temporary shutdown of an XRP spot market may impact the Fund’s ability to determine the value of its XRP holdings or for the Fund’s Authorized Participants to effectively arbitrage the Shares.

Cybersecurity. As a digital asset, XRP is subject to the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal XRP held by others, control the blockchain, or steal personally identifying information. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of XRP and any XRP-related investments and therefore the value of an investment in the Fund.

Forks. XRP, along with many other digital assets, are open source projects. The infrastructure and ecosystem that powers the XRP Ledger are developed by different parties, including affiliated and non-affiliated engineers, developers, validators, platform developers, evangelists, marketers, exchange operators and other companies based around a service regarding XRP, each of whom may have different motivations, drivers, philosophies and incentives

Forks may have a detrimental effect on the value of XRP. Forks can also introduce new security risks.

SOL Investing Risk. The Fund is subject to the risks of investing in SOL directly and indirectly through its investments in the ETFs that obtain exposure to SOL and other assets that provide exposure to the Reference Asset. The market price for SOL is extremely volatile and will likely continue to be volatile. SOL is the native token for the Solana Network and is used to pay for transaction fees on the Solana Network and for governance of the Solana Network through voting. Accordingly, the value of SOL is largely dependent on the acceptability and usage levels of the Solana Network and its applications by users. Factors contributing to the volatility of the price of SOL include, but are not limited to, the maintenance and development of the open-source software protocol of the Solana Network, forks in the Solana Network, speculation and consumer preferences and perceptions of SOL specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in SOL, and the fees associated with processing a transaction on the Solana Network, the speed at which transactions are processed and settled on the Solana Network. The price of SOL is also affected by interruptions in service from or closures or failures of major Digital Asset Trading Platforms, cloud services, and network latency. As with other digital assets and crypto currencies, the price of SOL can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of the Solana Network will also affect its usage and the price of SOL. The Solana Network’s perception can be affected by any number of factors, including, but not limited to, changes in the governance of the network, loss in faith in certain important developers of by developers, inability to scale efficiently, falling out of favor generally. The price of SOL may also fluctuate in the same direction as the broader cryptocurrency market or a subset of the cryptocurrency market, such as Meme Coins.

ETH Investing Risk: ETH is a relatively new innovation and is subject to unique and substantial risks. The market for ETH is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ETH may be the result of speculation. Such speculation regarding the potential future appreciation of the price of ETH may artificially inflate or deflate the price of ETH and increase volatility. The further development of the Ethereum Network and the acceptance and use of ETH are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ETH may adversely affect the price and liquidity of ETH. ETH is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ETH trading platforms. Additionally, if a coordinated group of validators were to gain control of more than 50% of staked ETH, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ETH is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ETH.

ETH generally trades on trading platforms that support trading in a variety of crypto assets, and such trading platforms may be operating out of compliance with applicable regulations. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ETH and ETH trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ETH in a way that artificially increases the price of ETH). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ETH trading platforms have been closed due to fraud, failure or security breaches. Investors in ETH may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Crypto asset trading platforms where ETH is traded may become subject to enforcement actions by regulatory authorities.

The realization of any of these risks could result in a decline in the acceptance of ETH and consequently a reduction in the value of ETH;ETFs that seek to track ETH or options on those ETFs, and the Fund.

BNB Investing Risk. The Fund is subject to the risks of investing in BNB directly and indirectly through its investments in ETFs that obtain exposure to BNB and other assets that provide exposure to the Reference Asset. The market price for BNB is extremely volatile and will likely continue to be volatile. BNB is the native token for the BNB Chain and is used to pay for transaction fees on the BNB Chain, participate in governance mechanisms, and obtain benefits such as fee discounts on the Binance Exchange and related platforms. Accordingly, the value of BNB is largely dependent on the acceptability and usage levels of the BNB Chain, the Binance Exchange ecosystem, and applications built on BNB Chain by users and developers. Factors contributing to the volatility of the price of BNB include, but are not limited to, the maintenance and development of the open-source software protocol of the BNB Chain, forks or upgrades in the BNB Chain, speculation and consumer preferences and perceptions of BNB specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in BNB, and the fees, speed, and reliability of transactions on the BNB Chain. The price of BNB is also affected by interruptions in service from, or closures or failures of, major Digital Asset Trading Platforms (including the Binance Exchange), cloud services, and network latency. BNB may also be uniquely impacted by regulatory actions, investigations, or restrictions relating to Binance or the BNB Chain ecosystem, which may adversely affect confidence in the token. As with other digital assets and cryptocurrencies, the price of BNB can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of the BNB Chain and the Binance ecosystem will also affect usage and the price of BNB. Such perception can be influenced by a number of factors, including, but not limited to, changes in the governance of the network, regulatory scrutiny of Binance or its affiliates, loss of confidence in certain important developers or the Binance organization, inability to scale efficiently, or general loss of favor in the digital asset market. The price of BNB may also fluctuate in the same direction as the broader cryptocurrency market or specific subsectors, such as exchange tokens.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Assets, and consequently each Fund’s performance, is subject to the risks of the digital-assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Assets, could have a material adverse effect on the value of each Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as digital assets, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Assets. Changes in the governance of a digital-asset network may not receive sufficient support from users and validators, which may negatively affect such network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Assets, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital-asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Risks Related to the Regulation of Digital Assets. The regulatory environment for digital assets, digital asset markets, blockchain technology, digital asset service providers, and companies that hold, utilize, or derive value from digital assets is rapidly evolving and subject to significant uncertainty. Legislative, regulatory, administrative, and judicial actions in the United States and other jurisdictions may materially affect digital assets, digital asset trading venues, custodians, wallet providers, validators, miners, staking activities, digital asset-related investment products, digital asset treasury companies, and other participants in the digital asset ecosystem.

Regulators may determine that certain digital assets constitute securities, commodities, or other regulated instruments, or may impose restrictions, registration requirements, reporting obligations, licensing requirements, capital requirements, taxation regimes, trading limitations, custody standards, or other regulatory measures. New laws or regulations, or changes in the interpretation or enforcement of existing laws and regulations, could adversely affect the value, liquidity, transferability, trading, custody, taxation, operation, or adoption of digital assets and digital asset-related businesses.

Regulatory developments affecting digital assets or participants in the digital asset ecosystem may adversely affect the Funds directly through their investments in digital assets, digital asset-related investment vehicles, and other instruments, or indirectly through investments in companies that hold digital assets, provide digital asset-related products or services, or otherwise derive significant value from digital assets. Such developments could reduce investor demand, impair market liquidity, increase compliance costs, limit business operations, or otherwise adversely affect the value of a Fund's investments and Shares.

Tokenomics Risk. Digital assets are governed by protocol-level rules (“tokenomics”) that control supply, issuance, and economic incentives, which may significantly affect their value. Changes in supply, including inflation from staking or validator rewards or modifications to burn or supply cap mechanisms, may dilute existing holders or reduce anticipated scarcity. Token ownership may be concentrated, and large holders may influence market prices. In addition, tokenomics may be modified through governance processes, forks, or protocol upgrades without the consent of all holders, potentially altering the asset’s economic characteristics or fragmenting liquidity. If the incentives created by a crypto asset’s tokenomics fail to support network security, functionality, or adoption, the value of the asset may decline, adversely affecting the Fund. The tokenomics of each digital asset are different and each digital asset will be affected differently by its token economics.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and the Crypto Leaders Subsidiary, Crypto Leaders Covered Call Subsidiary, and the DAE Subsidiary (together, the “Yorkville America Subsidiaries”) are organized, respectively, could result in the inability of a Fund to operate as intended and could negatively affect each Fund and its shareholders. The Yorkville America Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, each Fund, as an investor in the Yorkville America Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk (Yorkville America Crypto Leaders ETF, Yorkville America Crypto Leaders Covered Call ETF, and Yorkville America Digital Asset Ecosystem only). A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Funds may concentrate their investments in digital assets, digital asset-related industries, digital asset treasury companies, digital asset infrastructure businesses, blockchain-related businesses, or investment vehicles that provide exposure to digital assets. As a result, the Funds may be more susceptible to adverse economic, market, political, regulatory, technological, or other developments affecting digital assets and the digital asset ecosystem than a fund that invests in a broader range of industries, sectors, asset classes, or issuers. The value of a Fund's investments may be significantly affected by factors impacting the adoption, use, valuation, trading, custody, regulation, or operation of digital assets and digital asset-related businesses. Because the Funds' investments may be concentrated in a limited number of issuers, industries, sectors, digital assets, or investment themes, the Funds may experience greater volatility and larger losses than more diversified funds.

Cyber Security Risk. The Fund and its service providers, including the Adviser, custodian, administrator, transfer agent, index providers, counterparties, portfolio companies, digital asset custodians, exchanges, and other market participants, are susceptible to operational and information-security risks arising from cyber incidents. Cyber incidents may result from deliberate attacks or unintentional events and may include unauthorized access to systems, theft of assets or sensitive information, data corruption, ransomware attacks, denial-of-service attacks, malware, operational disruptions, or other cybersecurity failures.

Cyber incidents affecting a Fund, its service providers, issuers in which it invests, digital asset networks, digital asset trading venues, custodians, or other market participants may cause financial losses, impair a Fund's ability to transact, disrupt trading, interfere with the calculation of net asset value, compromise confidential information, damage reputations, result in regulatory penalties, or otherwise adversely affect a Fund and its shareholders. Although the Funds and their service providers maintain business continuity plans and cybersecurity risk-management programs, there can be no assurance that such measures will be successful or that cyber incidents will not occur.

Custodian Risk. The Reference Asset and other assets held by the Fund’s that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Custody Risk; Trust Company Risk. The Funds, their subsidiaries, and certain ETFs, ETPs, and other investment vehicles in which the Funds invest may utilize custodial arrangements involving U.S. Bank and Crypto.com Custody Trust Company (the “Trust Company”), which serves as custodian and/or sub-custodian for certain digital asset holdings. Digital asset custody presents unique operational, technological, and security risks not present in traditional financial custody. These risks include hacking, theft, transaction errors, compromised private keys, and settlement failures. Trust companies operating under state or limited-purpose charters may be subject to different regulatory standards than federally regulated custodians. Any failure, insolvency, cyber breach, or operational disruption at a custodian or Trust Company could result in substantial losses to the Underlying Funds and therefore the Fund’s.

Foreign Securities Risk.  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact each Fund's ability to invest in foreign securities or may prevent the Funds from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country's securities market is, the greater the likelihood of custody problems.

Liquidity and Valuation Risk. Certain investments held by a Fund, including digital assets, exchange-traded products, equity securities, fixed-income securities, preferred securities, and other instruments, may have limited trading history, low trading volumes, concentrated ownership, or trade in markets that become less liquid during periods of market stress. As a result, a Fund may be unable to purchase or sell investments at desired prices or at the time it wishes to do so.

In addition, valuation of certain investments may be difficult or uncertain. Market quotations may not be readily available, may be based on limited trading activity, or may not accurately reflect current market values. Digital asset markets in particular may be fragmented across multiple trading venues, some of which may be subject to limited regulation, operational disruptions, or manipulation. As a result, a Fund may be required to fair value certain holdings, and the value assigned to an investment for purposes of calculating a Fund's net asset value may differ from the price at which the investment could be sold. These risks may be heightened during periods of market volatility or reduced market liquidity and may adversely affect a Fund's performance.

ETF Risks. Each Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Transaction/Redemption Risk. The Funds intend to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Funds may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Funds may bear such costs, which will decrease each Fund’s net asset value. The Funds intend to redeem Shares for cash or to otherwise include cash as part of their redemption proceeds. The Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize capital gains that they might not have recognized if they had made a redemption in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Funds’ NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility.

This risk is heightened in times of market volatility and volatility in the Funds’ portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Counterparty Risk. The Fund’s may engage in transactions, including purchases, sales, or custody of Digital Assets or ETPs, with or through counterparties such as exchanges, brokers, custodians, or other financial institutions. The Fund’s are subject to the risk that a counterparty may fail to fulfill its contractual obligations due to insolvency, financial distress, operational failure, or other reasons. Digital asset exchanges and intermediaries, in particular, may be less regulated or subject to fewer financial and operational requirements than traditional securities exchanges and brokers. In the event of a counterparty default, insolvency, or operational failure, the Fund’s could experience significant delays or losses in recovering its assets, or may be unable to recover them at all. In addition, failures or disruptions among market participants that facilitate digital asset trading, custody, or settlement may have a systemic impact on the liquidity or pricing of the Fund’s investments, potentially resulting in substantial losses to the Fund’s and its shareholders.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets and distributions, if any, may decline.

New Fund Risk. Each Fund is a newly organized investment company with a limited operating history. As a result, there can be no assurance that each Fund will grow to, or maintain, an economically viable size, and the Funds may experience limited assets under management or limited secondary market trading. Each Fund may be more dependent on the Adviser’s ability to implement its investment strategy successfully and may be subject to greater risk of liquidation or changes in expenses than more established funds.

New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.

Non-Diversification Risk. Because each Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-

parties, failed or inadequate processes and technology or systems failures. Each Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a Fund’s ability to meet its investment objective. Although each Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Market and Economic Events Risk. The value of a Fund's investments may decline due to general market conditions, economic developments, geopolitical events, public health events, natural disasters, armed conflicts, acts of terrorism, government actions, trade disputes, regulatory developments, inflation, recessionary conditions, changes in interest rates, or other events affecting global financial markets. These events may occur suddenly and unpredictably and may result in increased volatility, reduced liquidity, market disruptions, shareholder redemptions, or declines in the value of a Fund's investments.

Digital asset markets and companies that are involved in, hold, or derive value from digital assets may be particularly sensitive to changes in investor sentiment, regulatory developments, technological developments, and broader economic conditions. Actions taken by central banks, including changes in monetary policy, interest rates, or liquidity programs, may adversely affect the value of both digital assets and traditional securities held by a Fund. Market disruptions affecting a particular industry, sector, asset class, or geographic region may have a disproportionate effect on a Fund depending on its investment exposures.

Tax Risk. The Funds intend to qualify and remain qualified as a RIC under the Code. Each Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements.

With respect to the source-of-income requirement, the Funds must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership” (the items described in clause (i) and clause (ii) collectively are “Good Income”).

The Funds may invest directly in the relevant Reference Asset and income from such investments would not qualify as Good Income because the Reference Asset and other digital assets do not meet the definition for any of the categories of Good Income. On the other hand, the Funds’ investments in cash investments will qualify as Good Income. As a general matter of operation, the Funds will seek to gain to invest directly to the Reference Assets, in whole or in part, through investments in each Fund’s respective Cayman Subsidiary. The Crypto Leaders Subsidiary is wholly-owned and controlled by the Yorkville America Crypto Leaders Index ETF. The Crypto Leaders Covered Call Subsidiary is wholly-owned and controlled by the Yorkville America Crypto Leaders Covered Call ETF. The DAE Subsidiary is wholly-owned and controlled by the Yorkville America Digital Asset Ecosystem ETF. The Funds’ investment in their respective Yorkville America Subsidiary is intended to provide the Funds with exposure to Reference Asset returns while enabling the Funds to satisfy source-of-income requirements. The Funds intend to monitor all of their investments carefully to satisfy the source-of-income test.

Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are Good Income. The Fund has not received such a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Additionally, the IRS has suspended the granting of such private letter rulings. The IRS also recently issued proposed regulations that, if finalized, would generally treat a fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

Based on the principles underlying private letter rulings previously issued to other taxpayers, the Funds intend to treat its income from their respective Cayman Subsidiary as Good Income without any private letter ruling from the IRS. The tax treatment of each Fund’s investments in its Yorkville America Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is Good Income, or otherwise affect the character, timing and/or amount of each Fund’s taxable income or any gains and distributions made by the Funds.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of each Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of each Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of each Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by each Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

By keeping its investment in its Yorkville America Subsidiary below the 25% limit in clause (ii) of the asset-diversification test, each Fund expects to satisfy the asset-diversification requirement.

As noted above, the Funds intend to satisfy both the source-of-income and the asset-diversification requirements by following the plans outlined above, as well as all other requirements needed to maintain its status as a RIC, but it is nonetheless possible that each Fund might lose its status as a RIC. In such a case, a Fund will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by a Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from a Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation in taxable years beginning on or before December 31, 2013, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, a Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which a Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which a Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless a Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Risks for the Yorkville America Crypto Leaders ETF and Yorkville America Crypto Leaders Covered Call ETF

ADA Investing Risk. The Fund is subject to the risks of investing in ADA directly and indirectly through its investments in ETFs that obtain exposure to ADA and other assets that provide exposure to the Reference Asset. The market price for ADA is extremely volatile and will likely continue to be volatile. ADA is the native token of the Cardano Network and is used to pay transaction fees, participate in staking and governance activities, and support the operation of applications built on the Cardano Network. Accordingly, the value of ADA is largely dependent on the acceptability and usage levels of the Cardano Network and applications built on the network by users and developers. Factors contributing to the volatility of the price of ADA include, but are not limited to, the maintenance and development of the Cardano protocol, upgrades to the network, changes in staking participation and reward structures, forks or other changes to the network, speculation and consumer preferences and perceptions of ADA specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in ADA, and the fees, speed, reliability, and scalability of transactions on the Cardano Network. The price of ADA may also be affected by interruptions in service from, or closures or failures of, Digital Asset Trading Platforms, cloud service providers, wallet providers, and network infrastructure. As with other digital assets and cryptocurrencies, the price of ADA can also be impacted by malicious actors, cybersecurity incidents, or fraudulent activity. The perception of the Cardano Network will also affect usage and the price of ADA. Such perception can be influenced by a number of factors, including, but not limited to, changes in governance mechanisms, delays in development or implementation of protocol upgrades, loss of confidence in key developers or ecosystem participants, inability to attract users or developers, competition from other blockchain networks, regulatory developments, or general loss of favor in the digital asset market. The price of ADA may also fluctuate in the same direction as the broader cryptocurrency market or specific subsectors, such as smart contract platforms.

CRO Investing Risk. The Fund is subject to the risks of investing in CRO directly and indirectly through its investments in ETFs that obtain exposure to CRO and other assets that provide exposure to the Reference Asset. The market price for CRO is extremely volatile and will likely continue to be volatile. CRO is the native token of the Cronos ecosystem and is used to pay transaction fees, participate in staking activities, and access certain products, services, and applications within the Cronos ecosystem. Accordingly, the value of CRO is largely dependent on the acceptability and usage levels of the Cronos Network, related blockchain infrastructure, and applications built within the Cronos ecosystem by users and developers. Factors contributing to the volatility of the price of CRO include, but are not limited to, the maintenance and development of the Cronos protocol, upgrades to the network, changes in staking participation and validator economics, forks or other changes to the network, speculation and consumer preferences and perceptions of CRO specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in CRO, and the fees, speed, reliability, interoperability, and scalability of transactions on the Cronos Network. The price of CRO may also be affected by interruptions in service from, or closures or failures of, Digital Asset Trading Platforms, cloud service providers, wallet providers, and network infrastructure. CRO may also be uniquely impacted by developments relating to Crypto.com and affiliated entities, including changes to business operations, strategic initiatives, regulatory actions, investigations, litigation, reputational concerns, or reductions in ecosystem support. As with other digital assets and cryptocurrencies, the price of CRO can also be impacted by malicious actors, cybersecurity incidents, or fraudulent activity. The perception of the Cronos ecosystem will also affect usage and the price of CRO. Such perception can be influenced by a number of factors, including, but not limited to, changes in governance, loss of confidence in important developers or ecosystem participants, inability to scale efficiently, competition from other blockchain networks, regulatory developments, or general loss of favor in the digital asset market. The price of CRO may also fluctuate in the same direction as the broader cryptocurrency market or specific subsectors, such as exchange-affiliated or ecosystem tokens.

AVAX Investing Risk. The Fund is subject to the risks of investing in AVAX directly and indirectly through its investments in ETFs that obtain exposure to AVAX and other assets that provide exposure to the Reference Asset. The market price for AVAX is extremely volatile and will likely continue to be volatile. AVAX is the native token of the Avalanche Network and is used to pay transaction fees, participate in staking activities, secure the network, and support applications and custom blockchain environments operating on the Avalanche platform. Accordingly, the value of AVAX is largely dependent on the acceptability and usage levels of the Avalanche Network, its subnet ecosystem, and applications built on the network by users and developers. Factors contributing to the volatility of the price of AVAX include, but are not limited to, the maintenance and development of the Avalanche protocol, upgrades to the network, changes in staking participation and reward structures, adoption of Avalanche subnets, forks or other changes to the network, speculation and consumer preferences and perceptions of AVAX specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in AVAX, and the fees, speed, reliability, interoperability, and scalability of transactions on the Avalanche Network. The price of AVAX may also be affected by interruptions in service from, or closures or failures of, Digital Asset Trading Platforms, cloud service providers, wallet providers, and network infrastructure. As with other digital assets and cryptocurrencies, the price of AVAX can also be impacted by malicious actors, cybersecurity incidents, or fraudulent activity. The perception of the Avalanche Network will also affect usage and the price of AVAX. Such perception can be influenced by a number of factors, including, but not limited to, changes in governance, delays or failures in protocol upgrades, inability to attract developers or users, competition from other smart contract platforms, changes in staking economics or fee-burning mechanisms, regulatory developments, or general loss of favor in the digital asset market. The price of AVAX may also fluctuate in the same direction as the broader cryptocurrency market or specific subsectors, such as smart contract and decentralized application platforms.

LINK Investing Risk. The Fund is subject to the risks of investing in LINK directly and indirectly through its investments in ETFs that obtain exposure to LINK and other assets that provide exposure to the Reference Asset. The market price for LINK is extremely volatile and will likely continue to be volatile. LINK is the native token of the Chainlink Network and is used to compensate node operators and facilitate the provision of decentralized oracle services, interoperability services, and other blockchain infrastructure functions. Accordingly, the value of LINK is largely dependent on the adoption and usage of the Chainlink Network and its services by blockchain networks, decentralized applications, financial institutions, and other users. Factors contributing to the volatility of the price of LINK include, but are not limited to, the maintenance and development of the Chainlink protocol, upgrades to the network, changes in staking participation and reward structures, demand for oracle and interoperability services, speculation and consumer preferences and perceptions of LINK specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in LINK, and the reliability, security, and performance of services provided by Chainlink node operators. The price of LINK may also be affected by interruptions in service from, or closures or failures of, Digital Asset Trading Platforms, cloud service providers, data providers, blockchain networks integrated with Chainlink, and other infrastructure providers. As with other digital assets and cryptocurrencies, the price of LINK can also be impacted by malicious actors, cybersecurity incidents, inaccurate or manipulated data feeds, or fraudulent activity. The perception of the Chainlink Network will also affect usage and the price of LINK. Such perception can be influenced by a number of factors, including, but not limited to, changes in governance or protocol design, loss of confidence in important developers, node operators, or ecosystem participants, inability to maintain reliable oracle services, competition from other oracle and interoperability providers, regulatory developments, or general loss of favor in the digital asset market. The price of LINK may also fluctuate in the same direction as the broader cryptocurrency market or specific subsectors, such as blockchain infrastructure and middleware protocols.

Reference Asset Market Volatility Risk. The market value of cryptocurrencies and other digital assets has historically been highly volatile and may experience substantial and rapid price fluctuations over short periods of time. Prices of digital assets may be influenced by a variety of factors, including speculation, changes in market sentiment, technological developments, security incidents, liquidity constraints, trading activity on digital-asset trading platforms, macroeconomic developments, and actual or perceived regulatory or legislative changes in the United States or other jurisdictions. Because digital-asset markets operate globally and on a continuous basis, price movements may occur at any time, including outside traditional market hours. As a result, the value of the Reference Assets, and investments linked to the Reference Assets, may decline significantly or unpredictably, which could materially and adversely affect the value of the Fund and its Shares.

Reference Assets ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Funds may invest may cause an investment held by the Funds to be more volatile than the market generally. The value of an individual security or asset or a particular type of security or asset may be more volatile than, and may perform differently from, the market as a whole. When the Funds invest in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Assets, and the Fund’s investments in ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Assets.

Risk Factors Related to Digital Assets

•The Reference Assets and investments linked to the Reference Assets are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

•The value of the Reference Assets has been and may continue to be deeply speculative such that trading and investing in the Reference Assets intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Assets known as “whales” may have the ability to manipulate the price of the Reference Assets. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Assets may be adversely affected by such an attack.

•Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Assets.

•Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

•The value of the Shares relates directly to the value of the Reference Assets, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

•Proposed changes to the Reference Assets’ blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in each Fund may be negatively impacted by a temporary or permanent “fork”.

•The Reference Assets’ blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Assets and each Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Assets could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Assets’ network or take each Fund’s Reference Assets, which would adversely affect the value of each Fund. Exposure of the Reference Assets to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Assets blockchain can nonetheless precipitate a significant decline in the price of the Reference Assets and an investment in each Fund.

•There are numerous alternative digital assets and smart-contract platforms in the marketplace. Competition from the emergence or growth of alternative digital assets and smart-contract platforms could have a negative impact on the demand for, and price of, the Reference Asset Reference Assets and thereby adversely affect the value of each Fund.

•Use of the Reference Assets by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Assets. Processing of transactions in the Reference Assets may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Assets may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Assets

•There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Assets, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Assets, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

•If regulators subject the Reference Assets to regulation, this could result in extraordinary expenses that could potentially be borne by the Fund’s.

•The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. Each Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase each Fund’s taxable income or cause the Fund’s to sell investments at unfavorable times to meet tax requirements.

Index Methodology Risk. Each Fund seeks to track the performance of its Index, which is maintained and calculated by an independent third-party Index Provider. The Index methodology may incorporate subjective criteria or data sources that are incomplete or inaccurate. Errors, delays, or changes in the construction or calculation of the Index, or the failure of the Index to achieve its intended objective, may adversely affect the Fund’s performance. The Funds have no control over the Index Provider’s determination of the composition or calculation of the Index.

Rebalancing and Turnover Risk. The Fund’s may experience increased transaction costs and potentially adverse tax consequences from portfolio turnover resulting from changes in the composition or weighting of the Index, including as a result of the Index’s monthly rebalancing.

Tracking Error Risk. Each Fund’s performance may diverge, sometimes materially, from the performance of the Index that it seeks to replicate. Tracking error may occur due to a variety of factors, including differences between each Fund’s holdings and the Index components, the timing of rebalancing, valuation methodologies, transaction costs, and the impact of cash holdings, management fees, and other expenses. Each Fund’s use of ETPs to gain exposure to certain Digital Assets may also contribute to tracking error, particularly when such ETPs do not perfectly reflect the price movements of their underlying assets. In addition, differences between each Fund’s and the Index’s treatment of corporate actions, hard forks, airdrops, or other network events related to Digital Assets may further contribute to tracking error. Tracking error may also result from operational constraints, liquidity considerations, or regulatory restrictions that affect each Fund’s ability to fully replicate the Index. In addition, because each Fund may employ optimization, substitution, or derivative techniques to approximate the performance of the Index while satisfying regulatory or operational constraints, there is a risk that such techniques will not accurately track the Index’s performance, which may increase each Fund’s tracking variance.

Indirect Investment Risk. Neither the Reference Assets nor their underlying blockchain networks are affiliated with the Trust, each Fund, the Adviser, or any of their affiliates, and none has any obligation to consider each Fund or take any action that might benefit the value of each Fund. Investing in each Fund is not the same as holding any Reference Asset directly. The Fund’s performance may differ from the performance of any Reference Asset due to factors including the Fund’s fees and expenses, use of Underlying ETFs and other investment vehicles, portfolio transactions and cash holdings, premiums/discounts and other trading dynamics in ETP shares, tax considerations, and each Fund handling of network events (e.g., forks, airdrops, or protocol changes). Each Fund has no rights with respect to the governance, validation, or operation of any blockchain network, and changes affecting a network may adversely impact each Fund.

Non-Correlation Risk. The performance of each Fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Underlying ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

Risks for the Yorkville America Crypto Leaders Covered Call ETF Only

Covered Call Writing Risk. The Fund’s use of covered call options may limit its ability to participate in increases in the value of the Reference Assets. When the Fund writes a call option, it receives a premium but gives up the opportunity to benefit from gains above the option’s strike price during the option’s life. In periods of sharply rising markets, the Fund may underperform a portfolio that does not employ a covered-call strategy. The Fund may also experience losses if the value of the underlying Reference Assets declines significantly, as the premium income received may be insufficient to offset such losses.

Options Market Risk. The success of the Fund’s covered-call strategy depends on the Adviser’s ability to establish and close out option positions at favorable prices. Options markets may be illiquid, particularly for instruments referencing digital assets, and the Fund may be unable to sell or close out an option position at a desired time or price. Market conditions, counterparty performance, or changes in implied volatility may also impact the value of option positions and the effectiveness of the Fund’s income strategy.

Derivatives Risk. The Fund’s use of options and other derivative instruments involves risks different from, or possibly greater than, those associated with investing directly in the Reference Assets. These risks include imperfect correlation between the value of the derivative and the underlying asset, the potential for losses that exceed the amount invested, and counterparty or clearinghouse risks. The Fund’s derivatives transactions will be subject to the requirements of Rule 18f-4 under the Investment Company Act of 1940, which may limit the Fund’s ability to enter into certain derivative transactions or increase the costs of such transactions.

Risks of the Yorkville America Digital Asset Ecosystem ETF only

DA5 Assets Risk. The Fund has exposure to Bitcoin, XRP, SOL, Ether, and BNB, which are highly volatile and may experience sudden and significant price declines. Their values may be affected by market sentiment, liquidity constraints, macroeconomic conditions, regulatory developments, technological changes, cybersecurity incidents, fraud, market manipulation, forks, network outages, and failures of trading platforms, custodians or other service providers. Crypto asset markets are relatively new, may be less regulated and more fragmented than traditional markets, and may become illiquid or difficult to value. Certain crypto assets also face unique risks relating to token supply, governance, concentration of ownership, adoption, and continued network development. These risks could negatively affect the Fund’s investments and performance.

Cryptocurrencies are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” cryptocurrencies are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Digital Asset Treasury Companies Risk. Digital Asset Treasury Companies face unique risks as a result of holding digital assets in their corporate treasury. The speculative perception of digital assets may overshadow the fundamentals of such companies, leading to exaggerated price movements based on market sentiment, hype, or fear. Such companies may face criticism for adopting a digital asset treasury strategy, particularly during periods of declining digital asset prices, potentially harming their reputation and stock value. Companies may also face scrutiny or reputational damage for associating with digital assets, which some stakeholders view as controversial due to concerns such as environmental impact, use in illicit activities, or lack of regulatory clarity. Companies with significant international operations may face challenges if jurisdictions impose restrictions on the use, trade, or holding of digital assets. Companies holding digital assets may face accounting challenges, such as recording impairment losses when digital asset prices decline, even if the holdings are not sold. This can distort reported financial performance metrics. The value of the Fund’s investments in instruments that provide exposure to Digital Asset Treasury Companies—and therefore the value of an investment in the Fund—could decline significantly and without warning. The value of the Fund’s investments will not necessarily correlate directly with the price performance of any specific digital asset because Digital Asset Treasury Companies typically engage in other businesses unrelated to digital assets and may derive a larger portion of their revenues from sources unrelated to their digital asset holdings. If you are not prepared to accept significant and unexpected changes in the value of the Fund, you should not invest in the Fund.

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Equity Securities Risk. The Fund’s exposure to equity securities, directly or indirectly (including through underlying funds), subjects it to the risk that the value of such securities may decline due to general market conditions, issuer-specific developments, adverse earnings results, changes in investor sentiment, regulatory or economic events, or declines in overall or sector-specific market performance. Equity securities are subject to market volatility, and their prices may fluctuate over short or extended periods of time. Certain sectors or industries may experience greater volatility than the broader equity market, which may cause the Fund’s net asset value to fluctuate.

Indirect Digital Asset Exposure Risk. The Fund may have indirect exposure to digital assets through its investments in securities, instruments, or entities whose value, operations, or financial condition are linked to, influenced by, or correlated with digital asset markets. As a result, the Fund’s net asset value (“NAV”) may be affected by changes in digital asset prices, market sentiment, technological developments, or regulatory actions, even if the Fund does not invest directly in digital assets. Digital asset markets have experienced significant volatility, including rapid price increases and declines, and may be affected by events such as market disruptions, regulatory developments, cybersecurity incidents, technological changes, or failures of market participants or trading platforms. These factors may cause the value or liquidity of the Fund’s investments to fluctuate significantly and independently of the underlying operating performance of issuers or assets in which the Fund invests.

Preferred Securities Risk. Preferred securities are subject to issuer credit risk, interest rate risk, and market risk. The value of preferred securities may decline due to adverse changes in the financial condition of the issuer, rising interest rates, or reduced market liquidity. Preferred securities may be subordinated to other obligations of the issuer, may be less liquid than common stock or other securities, and may be more sensitive to changes in interest rates. Preferred securities issued by digital asset treasury companies may also be significantly affected by the value and volatility of digital assets held by such issuers.

Information/Disclosure Accuracy Risk. The Fund may rely on publicly available information, regulatory filings, issuer disclosures, and third-party data sources when evaluating investments. Such information may be incomplete, inaccurate, outdated, unaudited, or subject to revision, and may not be provided on a real-time basis. Issuers, investment vehicles, or other market participants may change their strategies, holdings, or operations without prior notice, and the Fund generally does not have the ability to independently verify the accuracy, completeness, valuation, or security of such information. As a result, the Fund may invest in securities or instruments that do not perform as expected or that no longer align with the Adviser’s investment criteria, which could adversely affect the Fund’s performance.

Regulatory Risk. The Fund and the issuers of securities or instruments in which the Fund invests are subject to existing and evolving laws, regulations, and regulatory interpretations in the United States and other jurisdictions. Legislative, administrative, or judicial actions by governmental authorities may impose new requirements, restrictions, taxes, reporting obligations, or compliance costs, or may otherwise affect the acquisition, holding, valuation, trading, transfer, or treatment of investments. Regulatory developments may be uncertain and may be applied retroactively. Such actions could adversely affect market conditions, liquidity, issuer operations, or the value of the Fund’s investments, regardless of the underlying performance of affected issuers or assets.

Large Capitalization Companies Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Small/Mid Capitalization Companies Risk. The Fund may invest in securities of small- and/or mid-capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

MANAGEMENT

The Investment Adviser. Yorkville America Equities, LLC (the “Adviser”), 1012 Springfield Avenue, Mountainside, New Jersey 07092, is the investment adviser for the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Florida limited liability company and was organized in 2025.

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”), the Adviser is responsible for the day-to-day management of the Funds’ investments. The Adviser also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Sub-Adviser. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets, noted in the table below:

Fund	Annual Management Fee
Yorkville America Crypto Leaders ETF	[ ]
Yorkville America Crypto Leaders Covered Call ETF	[ ]
Yorkville America Digital Asset Ecosystem ETF	[ ]

The Sub-Adviser. The Adviser has retained [______________] (the “Sub-Adviser”), an investment adviser registered with the SEC, to provide sub-advisory services for the Fund. The Sub-Adviser is organized as a [____________] with its principal offices located at [ADDRESS], and was established in [___]. For its services, the Sub-Adviser is paid a sub-advisory fee by the Adviser, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the annual rate of [ ]%.

A discussion regarding the basis for the Board approving the Investment Advisory Agreement and Sub-Advisory Agreement for the Funds will be available in the Funds’ report filed on Form N-CSR once that report is available.

The Portfolio Manager

To Be Filed by Amendment

Manager-of-Managers Structure

The Adviser and the Trust have filed an application for an exemptive order from the SEC that, if granted, will allow the Fund to operate in a “manager of managers” structure whereby the Adviser, as the Fund’s investment adviser, can appoint and replace both wholly owned and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers, each subject to Board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The SEC exemptive order will provide the Fund with greater efficiency and without incurring the expenses and delays associated with obtaining shareholder approval of sub-advisory agreements with such sub-advisers.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, the Adviser will have the ultimate responsibility, subject to oversight by the Board, to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Adviser will also, subject to the review and approval of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to the review of the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

As of the date of this prospectus, the SEC has not granted the Adviser’s and Trust’s application for an exemptive order to operate in the Manager of Managers structure, and there is no guarantee that such order will be granted. The Trust and the Adviser will not rely on the exemptive order unless and until such order is granted.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Funds.

DISTRIBUTION (12B-1) PLAN

The Board has adopted a Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Trust

Each Fund is a series of the Yorkville America Investment Trust, an open-end management investment company organized as an Ohio business trust on October 7, 2025; prior to this time the Trust operated as a corporation organized in another jurisdiction. The Board supervises the operations of the Funds according to applicable state and federal law, and the Board is responsible for the overall management of the Fund’s business affairs.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI. Complete holdings are published on the Funds’ website on a daily basis. Please visit the Funds’ website at www.truthsocialfunds.com. In addition, the Fund’s complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR filed with the SEC.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell shares of the Funds through broker-dealers at market prices. Shares of the Funds are listed for trading on the Exchange and on the secondary market during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. Shares of the Funds are traded under the below listed trading symbols:

Fund	Trading Symbol
Yorkville America Crypto Leaders ETF	[ ]
Yorkville America Crypto Leaders Covered Call ETF	[ ]
Yorkville America Digital Asset Ecosystem ETF	[ ]

Shares may only be purchased and sold on the secondary market when the Exchange is open for trading.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The NAV of the Funds’ shares is calculated at the close of regular trading on the Exchange, generally 4:00 p.m. New York time, on each day the Exchange is open. The NAV of the Funds’ Shares is determined by dividing the total value of the Funds’ portfolio investments and other assets, less any liabilities, by the total number of Shares outstanding of the Funds.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by a Fund when market quotations are not readily available or are deemed to be unreliable or inaccurate based on factors such as evidence of a thin market in the security or a significant event occurring after the close of the market but before the time as of which a Fund’s NAV is calculated. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

APs may acquire shares directly from a Fund, and APs may tender their shares for redemption directly to the Fund, at NAV per share only in large blocks, or Creation Units, of at least 10,000 shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

Under normal circumstances, a Fund will pay out redemption proceeds to a redeeming AP within two (2) days after the AP’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and in the agreement between the AP and the Fund’s distributor. However, a Fund reserves the right, including under stressed market conditions, to take up to seven (7) days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. Each Fund anticipates regularly meeting redemption requests primarily through cash or in-kind redemptions. However, each Fund reserves the right to pay all or portion of the redemption proceeds to an AP in cash. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents.
Each Fund may liquidate and terminate at any time without shareholder approval.
Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs, and the vast majority of trading in shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objectives. However, direct trading by APs is critical to ensuring that shares trade at or close to NAV. Each Fund also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Shares.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. Each Fund expects to typically satisfy redemptions in-kind. However, if a Fund satisfies a redemption in cash this may result in a Fund selling portfolio securities to obtain cash to meet net Fund redemptions which can have an adverse tax impact on taxable shareholders. These sales may generate taxable gains for the ongoing shareholders of a Fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by each Fund. Each Fund will distribute its net realized capital gains, if any, to shareholders annually. Each Fund may also pay a special distribution at the end of a calendar year to comply with U.S. federal income tax requirements.

No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Taxes
As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

-The Fund makes distributions,
-You sell your shares listed on the Exchange, and
-You purchase or redeem Creation Units.

Taxes on Distributions
Distributions from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other requirements), if any, generally are subject to U.S. federal income tax for U.S. non-corporate shareholders who satisfy those requirements with respect to their shares at the rate for net long-term capital gain. A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to U.S. corporations (the eligible portion of which may not exceed the aggregate dividends a Fund receives from domestic corporations subject to

U.S. federal income tax (excluding REITs) and excludes dividends from foreign corporations) subject to similar requirements. However, dividends a U.S. corporate shareholder deducts pursuant to that deduction are subject indirectly to the U.S. federal alternative minimum tax. Note that in light of the Fund’s investment objectives, it does not expect a large portion of its dividends from the Fund’s net investment income to qualify as “qualified dividend income” or qualify for the dividends-received deduction.

A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses, affect the Fund’s performance.

In general, distributions received from a Fund are subject to U.S. federal income tax when they are paid, whether taken in cash or reinvested in the Fund (if that option is available). Distributions reinvested in additional shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares in the Fund.
Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.
Each Fund is required to backup withhold 24% of your distributions and redemption proceeds if you have not provided the Fund with a correct taxpayer identification number (which generally is a Social Security number for individuals) in the required manner and in certain other situations.

Taxes on Exchange-Listed Share Sales
Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any cash it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash received. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might not be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Taxes” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the IRS.

At the time this prospectus was prepared, there were various legislative proposals under consideration that would amend the Internal Revenue Code. At this time, though, it is not possible to determine whether any of these proposals will become law and how these changes might affect the Fund or its shareholders.

The foregoing discussion summarizes some of the possible consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Taxes” in the SAI for more information.

FUND SERVICE PROVIDERS

Commonwealth Fund Services, Inc. (the “Co-Administrator”) is the Funds’ Co-Administrator. The firm is primarily in the business of providing administrative services to retail and institutional mutual funds and exchange-traded funds.

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Funds’ fund accountant, co-administrator, and it provides certain other services to the Funds not provided by the Co-Administrator. U.S. Bancorp is primarily in the business of providing administrative, fund accounting services to retail and institutional exchange-traded funds and mutual funds.

As transfer agent, U.S. Bancorp, has, among other things, agreed to: issue and redeem shares of the Funds; make dividend and other distributions to shareholders of the Funds; effect transfers of shares; mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; facilitate the electronic delivery of shareholder statements and reports; and maintain shareholder accounts.

U.S. Bank N.A. acts as custodian for the Funds. As such, U.S. Bank N.A. holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Trust. U.S. Bank N.A. does not exercise any supervisory function over management of the Funds, the purchase and sale of securities, or the payment of distributions to shareholders.

PINE Distributors, LLC (the “Distributor”) serves as the Distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

Practus, LLP serves as legal counsel to the Trust and the Funds.

______ serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

OTHER INFORMATION

Continuous Offering
The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)I of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Premium/Discount Information
When available, information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund will be available at www.truthsocialfunds.com.

FINANCIAL HIGHLIGHTS

Because the Funds have not yet commenced operations as of the date hereof, no financial highlights are available. In the future, financial highlights will be presented in this section of the Prospectus.

FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

Statement of Additional Information: For more information about the Funds, you may wish to refer to the Funds’ SAI dated ________________, 2026, which is on file with the SEC and incorporated by reference into this prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments, once available, will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.  In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

You can obtain a free copy of the SAI, annual and semi-annual reports, and other information, such as the Funds’ financial statements, by writing to Yorkville America Investment Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Fund toll free at (201) 985-8300, or by e-mail at: mail@ccofva.com. The Funds’ annual and semi-annual reports, prospectus and SAI are all available for viewing/downloading at www.truthsocialfunds.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Copies of these documents and other information about the Funds is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(Investment Company Act File No. 811-08255)

Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Yorkville America Crypto Leaders ETF (Ticker: __)
Yorkville America Crypto Leaders Covered Call ETF (Ticker: ____)
Yorkville America Digital Asset Ecosystem ETF (Ticker: ____)

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(XXX) XXX-XXXX

STATEMENT OF ADDITIONAL INFORMATION

Dated ______ , 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus for the Fund dated _________, 2026 as it may be supplemented or revised from time to time. This SAI is incorporated by reference into the Fund’s prospectus. You can obtain a free copy of the annual and semi-annual reports (once available), prospectus and SAI by writing to Yorkville America Investment Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Fund toll free at (844) 802-4004 or by e-mail at: mail@ccofva.com. The Funds’ annual and semi-annual reports (once available), prospectus and SAI are all available for viewing/downloading at www.XXX.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Investment Adviser:
Yorkville America Equities, LLC
1012 Springfield Avenue
Mountainside, New Jersey 07092

THE TRUST

General. This SAI relates to relates to multiple series of the Trust (each, a “Fund” and collectively, the “Funds”) listed in the table below and should be read in conjunction with the prospectus of the Funds. This SAI is incorporated by reference into the Funds’ prospectus. No investment in shares should be made without reading the prospectus. Each Fund is a non-diversified series of Yorkville America Investment Trust, an Ohio business trust (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Prior to October 8, 2025, the Trust operated as a corporation organized in another jurisdiction.

Each Fund may issue an unlimited number of shares of beneficial interest (“Shares”). All Shares have equal rights and privileges. Each Share is entitled to one vote on all matters as to which Shares are entitled to vote. In addition, each Share is entitled to participate equally with other Shares (i) in dividends and distributions declared by a Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional Shares have proportionately the same rights, including voting rights, as are provided for a full Share.

Each Fund will issue and redeem Shares at net asset value (“NAV”) in aggregations of at least XXXXX Shares (each a “Creation Unit”). Each Fund will issue and redeem Creation Units principally in-kind. Each Fund reserve the right to offer creations and redemptions of Shares in exchange for a basket of securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Each Fund is listed on a national securities exchange (the “Exchange”) as set forth below.

Fund	Ticker	Principal U.S. Listing Exchange
Yorkville America Crypto Leaders ETF	[ ]	[ ]
Yorkville America Crypto Leaders Covered Call ETF	[ ]	[ ]
Yorkville America Digital Asset Ecosystem ETF	[ ]	[ ]

Shares will trade on the secondary market at market prices that may be below, at, or above NAV. In the event of the liquidation of a Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions as described herein - see the section titled “Placement of Creation Orders Outside the Clearing Process” of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See “Additional Information About Purchase and Redemptions” below.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds’ investment objective and principal investment strategies are described in the prospectus. Each Fund is “non-diversified” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). As a non-diversified fund, each Fund is permitted to invest in fewer securities at any one time than a diversified fund. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

    Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. As of the date of this SAI, the Funds have not yet commenced operations and therefore do not have any portfolio turnover information available.

3

INVESTMENT STRATEGIES, POLICIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund’s prospectus. In seeking to meet its investment objective, a Fund may invest in any type of security whose characteristics are consistent with its investment programs. This section contains a discussion of some of the investments the Funds, or the Underlying Funds, may make and some of the techniques each Fund, or the underlying funds, may use. To the extent particular investment techniques or instruments that are not described in the Principal Investment Strategies disclosure of the Funds’ prospectus, such investment techniques and instruments are not a part of the principal strategies and the corresponding risks are not principal risks of the Funds.

Principal Investment Strategies, Policies And Risks

Illiquid and Restricted Investments. The Fund may invest in illiquid investments (i.e., securities or other assets that are not readily marketable) to the extent permitted under the 1940 Act. Illiquid investments include, but are not limited to, restricted investments (investments the disposition of which is restricted under the federal securities laws), investments that may only be resold pursuant to Rule 144A under the Securities Act but that are deemed to be illiquid, and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid investments if, immediately after the acquisition, such investments would comprise more than 15% of the value of the Fund’s net assets.

Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to the Fund. The Adviser determines and monitors the liquidity of the portfolio investments and reports periodically on its decisions to the Board. In making such determinations, it takes into account a number of factors, including but not limited to (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the asset, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted investments. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such investments are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the investments are liquid.

Restricted investments may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Illiquid investments will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid investments or the depreciation of liquid investments, the Fund were to be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted investments that are not readily marketable, the Fund will take such steps as set forth in its procedures as adopted by the Board. See “DETERMINATION OF NET ASSET VALUE” in this SAI, below, for a description of how certain investments are valued.

Investment Company Securities. The Funds may invest in the securities of other investment companies that invest in or have exposure to the Reference Asset. Such investments are subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the acquired company) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued
4

by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above. In addition, depending on the characteristics of the acquired fund, such investment may not be subject to the limits described above, such as investments in exchange-traded funds that are not registered under the 1940 Act.

If a Fund invests in and, thus, is a shareholder of, another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act.

Each Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (FINRA). The Fund may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Foreign Securities. Each Fund may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of a Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of such Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and
5

emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of a Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on a Fund.

Foreign Currencies. Although each Fund intends to only hold investments denominated in U.S. dollars, a Fund may have indirect exposure to foreign currency fluctuations. Each Fund’s net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s net asset value may change without warning, which could have a significant negative impact on a Fund.

Other Investment Strategies

Borrowing. Although each Fund does not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Each Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. Each Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Fixed Income Investments and Cash Equivalents. Fixed income investments and cash equivalents held by the Funds may include, without limitation, the types of investments set forth below.

(1) The Funds may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal National Mortgage Association. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2) The Funds may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to
6

pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Funds may not be fully insured. The Funds may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3) The Funds may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) The Funds may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(5) The Funds may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The Funds’ portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

(6) The Funds may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause a Fund to bear proportionately the costs incurred by the money market fund’s operations. At the same time, the Funds will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. It is possible for the Funds to lose money by investing in money market fund.

(7) The Funds may invest in corporate debt securities, as consistent with its investment objective and policies. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The Funds could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Cash Reserves. In seeking to achieve its investment objective, as a cash reserve, or for liquidity purposes, the Funds may invest all or part of their assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

Other Investment Company Securities. The Funds may invest in the securities of other investment companies, such as money market funds, ETFs, and investment companies that invest in other crypto currencies, such as Bitcoin. To the extent such other investment company is registered under the 1940 Act, or otherwise meets the definition of investment company but is not registered because it relies on an exemption or exception from registration or is domiciled outside of the United States, such investments may be subject to applicable limitations under Section 12(d)(1) of the 1940 Act, described above. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle.

Money Market Funds. The Fund may invest in underlying money market funds that either seek to maintain a stable $1 NAV (stable NAV money market funds) or that have a share price that fluctuates (variable NAV money market
7

funds). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Fund to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when the Fund sells the shares it owns they may be worth more or less than what the Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such funds liquidity falls below required minimums.

Other Short-Term Instruments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (CDs), bankers acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase Prime-1 by Moody’s Investors Service or A-1 by Standard & Poor’s Financial Services or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivative Instruments. Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a reference instrument) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used to modify the effective duration of the Fund’s portfolio investments. Derivative instruments may also be used for hedging, which means that they may be used when the Adviser seeks to protect the Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Advisers ability to gauge relevant market movements.

Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. The Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser.

U.S. Securities and Exchange Commission (“SEC”) Rule 18f-4 (Rule 18f-4 or the Derivatives Rule) regulates the ability of the Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term derivatives to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be similar to reverse repurchase transactions, such as certain securities lending transactions in connection with which the Fund obtains leverage. Among other things, under Rule 18f-4, the Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that the Fund may enter into based on the value-at-risk (VaR) of the Fund inclusive of derivatives. The Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not
8

exceed 200% of the VaR of its designated reference portfolio. The designated reference portfolio is a representative unleveraged index or the Fund’s own portfolio absent derivatives holdings, as determined by such Fund’s derivatives risk manager. This limits test is referred to as the Relative VaR Test. As a result of the Relative VaR Test, the Fund may not seek returns in excess of 2x the Underlying Index.

In addition, among other requirements, Rule 18f-4 requires the Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding the Fund’s derivatives activities. These new requirements will apply unless the Fund qualifies as a limited derivatives user, which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect the Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of such Fund’s investments and cost of doing business, which could adversely affect investors.

Swaps. Each Fund may enter into total return swaps, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swaps entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In recent years, regulators across the globe, including the U.S. Commodity Futures Trading Commission (“CFTC”) and the U.S. banking regulators, have adopted collateral requirements applicable to uncleared swaps. While a Fund is not directly subject to these requirements, where a Fund’s counterparty is subject to the requirements, uncleared swaps between a Fund and that counterparty are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. The rules impose a number of requirements as to these exchanges of collateral, including as to the timing of transfers, the type of collateral (and valuations for such collateral) and other matters that may be different than what a Fund would agree with its counterparty in the absence of such regulation. In all events, where a Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian, where access to the collateral by the swap counterparty will generally not be permitted unless a Fund is in default on its obligations to the swap counterparty.

In addition to the variation margin requirements, regulators have adopted “initial” margin requirements applicable to uncleared swaps. Where applicable, these rules require parties to an uncleared swap to post, to a custodian that is independent from the parties to the swap, collateral (in addition to any variation margin noted above) in an amount that is either (i) specified in a schedule in the rules or (ii) calculated by the regulated party in accordance with a model that has been approved by that party’s regulator(s). Effective September 1, 2022, the initial margin rules will apply to the swap trading relationships of Funds with average aggregate notional amounts that exceed $8 billion. These rules may impose significant costs on a Fund’s ability to engage in uncleared swaps and, as such, could adversely
9

affect the Advisor’s ability to manage a Fund, may impair a Fund’s ability to achieve its investment objective and/or may result in reduced returns to a Fund’s investors.

The Dodd-Frank Wall Street Reform and Consumer Protection Act ("Dodd-Frank Act") and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing collateral requirements on Swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing recordkeeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. A Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the OTC derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or nondefaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination. During the term of an uncleared swap, a Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by a Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to a Fund may not be sufficient to cover all the amounts due to a Fund and the Fund may sustain a loss. Rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Funds, if a Fund is deemed to have material swaps exposure under applicable swap regulations, it will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s futures commission merchant (“FCM”), which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) initial margin. The initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional collateral above the
10

amount required by the central counterparty. During the term of the swap agreement, an additional collateral amount may also be required to be paid by a Fund or may be received by a Fund in accordance with collateral controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional amounts to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the collateral amount, the collateral amount is paid to the FCM along with any loss in excess of the collateral amount. If a Fund has a loss of less than the collateral amount, the excess collateral is returned to a Fund. If a Fund has a gain, the full collateral amount and the amount of the gain is paid to a Fund.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher collateral requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal. The Adviser will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of a Fund’s investments and cost of doing business.

Other Investment Risks

Overview. An investment in the Funds should be made with an understanding of the risks that an investment in the Fund shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Funds may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Funds is not predictive of their future performance.

Borrowing and Leverage Risk. The Funds may borrow money for cash management purposes or investment purposes. Borrowing for investment is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Consistent with the requirements of the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale.

Cybersecurity Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber attacks affecting the Funds or the Advisor, the Funds’ custodian or transfer agent, or intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational
11

damage. A Fund may also incur additional costs for cybersecurity risk management purposes. While the Funds and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, such plans and systems have inherent limitations due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot control any cybersecurity plans or systems implemented by their service providers.

Derivatives Risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when a Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, a Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of the Adviser’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers’ judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund’s overall investments and investment objective.

Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. Specifically, FCM or the clearing house could fail to perform its obligations, causing significant losses to a Fund. For example, a Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, a Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM.

Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined
12

position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the underlying stock and the price movements in the investment being hedged.

Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearing house is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair a Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Government Regulation of Derivatives Risk. It is possible that government regulation of various types of derivative instruments, including swap agreements, may limit or prevent the Funds from using such instruments as a part of its investment strategy, and could ultimately prevent the Funds from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The regulation of derivatives in the U.S., the EU and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. Recent legislative and regulatory reforms, including the Dodd-Frank Act, have resulted in new regulation of derivatives, including clearing, margin reporting, recordkeeping and registration requirements for certain types of derivatives. Because these requirements are new and evolving, and certain of the rules are not yet final, their ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to a Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and a Fund may as a result be unable to execute its investment strategies in a manner that the Adviser might otherwise choose. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement its investment strategies.

13

Also, as described above, in the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit the Fund from exercising termination rights based on the financial institution’s insolvency. In particular, in the EU, governmental authorities could reduce, eliminate or convert to equity the liabilities to the Fund of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

Rule 18f-4 under the 1940 Act governs the Funds’ use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Funds. Rule 18f-4 permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). In connection with the adoption of Rule 18f-4, the U.S. Securities and Exchange Commission (“SEC”) eliminated the asset segregation framework arising from prior SEC guidance for covering Derivatives Transactions and certain financial instruments.

Under Rule 18f-4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (iv) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits (VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon and at a specified confidence level); and (iv) comply with certain Board reporting and recordkeeping requirements.

Rule 18f-4 provides an exception from the requirements to appoint a Derivatives Risk Manager, adopt a Derivatives Risk Management Program, comply with certain VaR-based leverage limits, and comply with certain Board oversight and reporting requirements if a Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). The Funds are not expected to be able to rely upon this exception.

Pursuant to Rule 18f-4, if a Fund enters into reverse repurchase agreements or similar financing transactions, the Fund will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other “senior securities” representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund’s asset coverage ratio or (ii) treat all such transactions as Derivatives Transactions.

These and other new rules and regulations could, among other things, further restrict the Funds’ ability to engage in, or increase the cost to a Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement for certain swaps has increased the costs of derivatives transactions for a Fund, since a Fund has to pay fees to its clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions may increase further as clearing members raise their fees to cover the costs of additional capital
14

requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their potential impact on the Funds and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose the Funds to new kinds of risks and costs.

Listing Standards Risk. The Funds are required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel a Fund to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit a Fund’s profit or require the Fund to incur a loss, and as a result, the Fund’s performance could be impacted.

Market Conditions. Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; China's economic slowdown; Russia’s invasion of Ukraine; and circumstances such as pandemics or epidemics in one or more countries or regions. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Such events may cause significant declines in the values and liquidity of many securities and other instruments. It is impossible to predict whether such conditions will recur. Because such situations may be widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of such events.

U.S. Government Securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government. No assurance can be given that the U.S. government will provide financial support to its government sponsored entities or any other agency if not obligated by law to do so.

INVESTMENT LIMITATIONS

    Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Funds means the lesser of: (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

    The Funds:

1.     May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

15

2.     May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

3.    May not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.     May not invest more than 25% of the value of its net assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, except that each Fund will be concentrated in the industry to which its Reference Asset is assigned (i.e., hold more than 25% of its assets in investments that provide exposure to the industry to which the Reference Asset is assigned). The limitation against industry concentration does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to shares of investment companies; however, the Funds will not invest more than 25% of its net assets in any investment company that so concentrates except for investment companies that also concentrate in the respective Reference Asset.

5.    May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.
6.     May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

7.     May invest in commodities to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the U.S. Securities and Exchange Commission (“SEC”) or other regulatory agency with authority over the Funds.

If a percentage or rating restriction on an investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in such percentages or restrictions resulting from any cause other than actions by the Funds will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified, the Funds are permitted, consistent with the 1940 Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of the Fund’s total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent a Fund from settling portfolio transactions or satisfying shareholder redemptions orders.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified: Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of shares and to divide those series into separate classes. Each Fund currently offers one class of shares. The Funds have no intention of issuing senior securities, except that the Trust has issued its shares in separate series and may divide those series into classes of shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to the Funds’ Fundamental Policy #4 as described above, the Funds will consider, to the extent practicable and consistent with applicable rules, regulations of the SEC and applicable guidance from the staff of the SEC, investments of its underlying investment companies when determining its compliance with the policy.

16

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

MANAGEMENT AND OTHER SERVICE PROVIDERS

Investment Adviser. Yorkville America Equities, LLC (the “Adviser”), 1012 Springfield Avenue, Mountainside, New Jersey 07092, is the investment adviser for the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Florida limited liability company and was organized in 2025.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of the Funds, subject to the policies adopted by the Trust’s Board. In addition, the Adviser: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Trust’s Board. Under the Advisory Agreement, the Adviser assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Funds, except the fee paid to the Adviser pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Adviser is entitled to receive an annual management fee [__]%, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets.

The Advisory Agreement was approved by the Trustees (including (including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”)) in compliance with the 1940 Act. The Advisory Agreement will continue in force for an initial period of up to two years from its effective date. Thereafter, the Advisory Agreement is renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of the Independent Trustees; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of each Fund. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of each Fund’s outstanding shares on not less than 60 days’ written notice to the Adviser, or by the Adviser on 90 days’ written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believe that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

Manager-of-Managers Structure

17

The Adviser and the Trust have filed an application for an exemptive order from the SEC that, if granted, will allow the Fund to operate in a “manager of managers” structure whereby the Adviser, as the Fund’s investment adviser, can appoint and replace both wholly owned and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers, each subject to Board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. If granted, the SEC exemptive order will provide the Fund with greater efficiency and without incurring the expenses and delays associated with obtaining shareholder approval of sub-advisory agreements with such sub-advisers.

The use of the Manager of Managers Structure with respect to the Fund will be subject to certain conditions that will be set forth in the SEC exemptive order. Under the Manager of Managers Structure, the Adviser will have the ultimate responsibility, subject to oversight by the Board, to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Adviser will also, subject to the review and approval of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to the review of the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

The Sub-Adviser. The Adviser has retained _________________ (the “Sub-Adviser”), [ADDRESS] as sub-adviser to the Funds. The Sub-Adviser is an investment adviser registered with the SEC. The Sub-Adviser is organized as a ________________ limited liability company and was organized in _____________.

Pursuant to an Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser assists the Adviser in providing day-to-day management of each Fund’s portfolio. The Sub-Adviser is responsible for the day-to-day management of each Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Adviser will work directly with the Fund’s Custodian, Transfer Agent and Adviser to carry out the trading process for the Funds. The Sub-Adviser does not select investments for the Fund’s portfolio. See below for description of the services being provided by the Custodian and the Transfer Agent.

The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) in compliance with the 1940 Act and by each Fund’s initial shareholder. The Sub-Advisory Agreement will continue in force for an initial period of up to two years from its effective date. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of Independent Trustees; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of each of the Funds’ outstanding shares or by the Adviser on not less than 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, as set forth in the table below:

Threshold	Fee*
First $500 million
Next $500 million
Over $1 billion
*Subject to $25,000 minimum per Fund

The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of up to two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Funds, so long as its
18

continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares of each Fund. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of each Fund’s outstanding Shares or by the Adviser on not less than 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Manager. As described in the prospectus, ____________ serves as the Funds’ Portfolio Manager and is responsible for the day-to-day investment management of the Funds. In addition to the Funds, the Portfolio Manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of ________, 2026:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)

Conflicts of Interests. The Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation. The Portfolio Manager does not receive any special or additional compensation from the Adviser for his services as Portfolio Manager. The Portfolio Manager’s compensation is based solely on the overall financial operating results of the Adviser. The portfolio manager’s compensation is not directly linked to the Funds’ performance, although positive performance and growth in managed assets are factors that may contribute to the Adviser’s distributable profits and assets under management.

Portfolio Managers’ Share Ownership. As of the date of this SAI, the Portfolio Managers did not beneficially own shares of the Funds.

Co-Administrator. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (“CFS” or the “Co-Administrator”) serves as the Funds’ co-administrator. In its capacity as co-administrator, CFS supervises certain aspects of the operations of the Funds. CFS provides certain administrative services and facilities to the Funds, including, among other responsibilities, assisting the other service providers in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Trust and the Funds. In addition, CFS makes available the office space, equipment, personnel and facilities required to provide such services. CFS also provides persons satisfactory to the Board to serve as officers of the Trust. CFS receives an asset-based fee computed daily and paid monthly on the average daily net assets of the Funds.

Fund Accountant, Co-Administrator, Transfer Agency and Other Services. Pursuant to a Fund Servicing Agreement with U.S. Bank Global Fund Services, LLC (“US Bank”), located at 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202, US Bank provides certain financial co-administration services (other than those provided by the Co-
19

Administrator), and fund accounting services to the Funds. As financial co-administrator, US Bank performs services including but not limited to: (1) calculating Fund expenses; (2) calculating the Funds performance data; and (3) providing certain compliance support services. As fund accountant, US Bank maintains certain financial records of the Trust and provides accounting services to the Funds that include the daily calculation of each Fund’s NAV. US Bank also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC.

For the financial co-administration and fund accounting services provided to the Trust, the Trust has agreed to pay to US Bank an annual asset based fee as a percentage of the aggregate net assets of the Funds, subject to certain breakpoints and minimum fee requirements. US Bank is also entitled to fees for services that it renders with respect to the filing of Form N-PORT, its services related to liquidity risk management and out-of-pocket expenses.

Custodian. Pursuant to a ETF Custody Agreement with the Trust, US Bank National Association (“Custodian”), located at 5065 Wooster Rd, Cincinnati, Ohio 45226, serves as Custodian for the Funds and safeguards and holds the Funds’ cash and securities, settles the Funds’ securities transactions and collects income on the Funds’ investments. Under the agreement, the Custodian also: (1) provides data required by the Adviser to determine each Fund’s Creation Basket and estimated All Cash Amount for each Business Day); (2) monitors the settlement of securities comprising the Creation Basket and any cash in connection with the purchase and redemption of Creation Units and requests the issuance of related Creation Units; (3) deposits securities comprising the Creation Basket and/or cash received from Authorized Participants in connection with purchases of Creation Units into each Fund’s custody and cash accounts; (4) disburses securities comprising the Creation Basket and/or cash from the Funds’ custody and cash accounts to Authorized Participants in connection with the redemptions of Creation Units; and (5) performs certain other related services, (See “Purchase and Redemption of Creation Units,” below). As transfer agent, the Custodian issues shares of each Fund in Creation Units to fill purchase orders for the Funds’ shares, maintains records of the issuance and redemption of the Funds’ shares, and acts as the Funds’ dividend disbursing agent.

Distributor and Principal Underwriter. PINE Distributors, LLC (the “Distributor”) is the Funds’ distributor, and is located at 501 S. Cherry Street, Suite 610, Denver Colorado 80246. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Additional Information About Purchases and Sales.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Distribution Plan

The Trust has adopted a distribution and shareholder service plan (the “Plan”) with respect to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. There is no current intention to charge such fees pursuant to the Plan. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the independent Trustees who have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of each Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that each Fund may pay the Distributor or certain other parties an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor or a Fund may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the
20

Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor or other parties without regard to the distribution expenses incurred by the Distributor or other parties or the amount of payments made to other financial institutions and intermediaries. The Adviser pays the Distributor a fee for certain distribution related services. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

    Under the Plan, subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities primarily intended to result in the sale of Shares of a Fund of the class(es) of Shares identified in Section 2(a) of this Plan, which activities may include, but are not limited to, the following:

(a)payments to the Trust’s distributor (the “Distributor”) and to securities dealers and others in respect of the sale of Shares of the Fund;

(b)payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Shares of the Fund or who render shareholder support services not otherwise provided by the Trust’s transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing shareholder transactions, providing personal services and/or the maintenance of shareholder accounts, providing other shareholder liaison services, responding to shareholder inquiries, providing information on shareholder investments in the Shares of the Fund, and providing such other distribution and shareholder services as the Trust may reasonably request, arranging for bank wires, assisting shareholders in changing dividend options, account designations and addresses, providing information periodically to shareholders showing their positions in the Fund, forwarding communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders, processing purchase, exchange, and redemption requests from shareholders and placing orders with the Fund or its service providers;

(c)formulation and implementation of marketing and promotional activities, including, but  not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

(d)preparation, printing and distribution of sales literature;

(e)preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust;

(f)obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund;

(g)obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable.

The Trust is authorized to engage in the activities listed above, and in any other activities primarily intended to result in the sale of Shares of a Fund, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of a Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Legal Counsel. Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust and the Funds.

21

Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm, _____ audits the Funds’ annual financial statements, and assists in the preparation of certain reports to the SEC. _____, an affiliate of _____, prepares the Trust’s tax returns. [____] is located at ________.

TRUSTEES AND OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills.

Ms. Mary Lou H. Ivey has business experience as a practicing tax accountant from 1996 to 2021 and, as such, brings tax, budgeting and financial reporting skills to the Board. Ms. Ivey retired as the Executive Officer for the Episcopal Church Building Fund effective March 2026, where she applied her financial knowledge and skills. Prior to her position as Executive Officer for the Episcopal Church Building, Ms. Ivey served as Chief Financial Officer for the Episcopal Church Building from 2022 to 2025.

Mr. Theo H. Pitt, Jr. has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm.

Dr. David J. Urban is Dean Emeritus and Professor of Marketing at the Jones College of Business, Middle Tennessee State University. He earned a Ph.D. in Business Administration with a concentration in Marketing from the University of Michigan. Dr. Urban also holds a master’s degree in Psychology from the University of Michigan and an undergraduate degree in Commerce with a concentration in Marketing from the University of Virginia. His extensive career is marked by significant budget responsibility and accountability, with expertise in marketing, strategic planning, organizational leadership, and management contributing to the Board’s long-term goal setting.

The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

ETFs face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Fund; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Fund; (5) engaging the services of the Chief Compliance Officer of the Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal
22

controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the Adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Mary Lou H. Ivey 1958 Trustee	Indefinite, Since October 2025	Retired. Chief Executive Officer, Episcopal Church Building Fund (national nonprofit organization) from September 2025 to March 2026, and Chief Financial Officer from January 2022 to August 2025. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008 - 2021.	[7]
Independent Trustee of ETF Opportunities Trust for the 278 series of that trust; World Funds Trust for the 19 series of that trust; and Independent Trustee of Precidian ETFs Trust for the 47 series of that trust (each a registered investment company).

Theo H. Pitt, Jr. 1936 Trustee	Indefinite, Since October 2025	Senior Partner, Community Financial Institutions consulting (bank consulting) since 1997.	[7]
Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Independent Trustee of Starboard Investment Trust for the 7 series of that trust; Independent Trustee of ETF Opportunities Trust and the 278 series of that trust; Independent Trustee of World Funds Trust for the 19 series of that trust; and Independent Trustee of Precidian ETFs Trust for the 47 series of that trust (each a registered investment company).

Dr. David J. Urban 1955 Trustee	Indefinite, Since October 2025	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	[7]
Independent Trustee of ETF Opportunities Trust for the 278 series of that trust; World Funds Trust for the 19 series of that trust; and Independent Trustee of Precidian ETFs Trust for the 47 series of that trust (each a registered investment company).

23

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David Bogaert 1963 President	Indefinite, Since October 2025	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.
Karen M. Shupe 1964 Treasurer and Principal Executive Officer	Indefinite, Since October 2025	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald 1954 Assistant Treasurer and Principal Financial Officer	Indefinite, Since October 2025	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively 1969 Secretary	Indefinite, Since October 2025	Attorney, Practus, LLP (law firm), May 2018 to present.
Holly B. Giangiulio 1962 Assistant Secretary	Indefinite, Since October 2025	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura Wright 1972 Assistant Secretary	Indefinite, Since October 2025	Manager, Fund Administration, Commonwealth Fund Services, Inc., August 2023 to present, Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
J. Stephen King 1962 Assistant Secretary	Indefinite, Since October 2025	Attorney, Practus, LLP (law firm), 2020 to present.
Robert Rhatigan 1982 Assistant Secretary	Indefinite, Since October 2025	Attorney, Practus, LLP (law firm), 2024 to present; Attorney, Dechert LLP (law firm), 2012 – 2024.
Soth Chin 1966 Chief Compliance Officer	Indefinite, Since October 2025	Managing Member of Fit Compliance, LLC (financial services compliance and consulting firm) since October 2016.
Julian G. Winters 1968 Assistant Chief Compliance Officer	Indefinite, Since October 2025	Managing Member of Watermark Solutions, LLC (investment compliance and consulting firm) since March 2007.

    The Board of Trustees oversees the Trust and certain aspects of the services provided by the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

    The Trust has a standing Audit Committee of the Board composed of Ms. Ivey, Mr. Pitt, and Dr. Urban. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. The Audit Committee did not meet during the 12-month period ended September 30, 2025.

The Nominating and Corporate Governance Committee is comprised of Ms. Ivey, Mr. Pitt, and Dr. Urban. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make
24

nominations. The Nominating and Corporate Governance Committee did not meet during the 12-month period ended September 30, 2025.

    The Qualified Legal Compliance Committee is comprised of Ms. Ivey, Mr. Pitt, and Dr. Urban. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. The Qualified Legal Compliance Committee did not meet during the 12-month period ended September 30, 2025.

    Trustee Compensation. Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Effective November 1, 2025, each Trustee receives a retainer fee at the annual rate of $10,000, paid quarterly. Additionally, each Trustee may receive a fee of $2,500 per special meeting. Compensation to be received by each Trustee from the Trust for the Funds’ first fiscal year is estimated as follows:

Name of Person / Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid To Trustees (*)(1)
Mary Lou H. Ivey, Trustee	$[ ]	$0	$0	$[ ]
Theo H. Pitt, Jr., Trustee	$[ ]	$0	$0	$[ ]
Dr. David J. Urban, Trustee	$[ ]	$0	$0	$[ ]
(*) The Trust does not pay deferred compensation.
(1) The “Fund Complex” consists of the Funds.
Trustee Ownership of Fund Shares. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2025, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Non-Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Mary Lou H. Ivey	A	A
Theo H. Pitt, Jr.	A	A
Dr. David J. Urban	A	A
    Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families. No front-end or deferred sales charges are applied to the purchase of Shares.

    Policies Concerning Personal Investment Activities. The Funds and the Adviser have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Funds, for their own account.

    The Codes of Ethics are on file with, and can be reviewed on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS
A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Funds or acknowledges the existence of such control. As a controlling shareholder, each of these persons could
25

control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser. Since the economic benefit of investing in an ETF is passed through to the underlying investors of the record owners of 25% or more of the Fund shares, these record owners are not considered the beneficial owners of the Fund’s shares or control persons of the Fund.

The Funds have not yet commenced operations as of the date of this SAI.

DETERMINATION OF NET ASSET VALUE

Calculation of Share Price

The NAV of each Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund. Shares are valued at the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) (the “Exchange Close”) on each day that the Exchange is open. For purposes of calculating the NAV, a Fund normally use pricing data for domestic equity securities received shortly after the Exchange Close and does not normally take into account trading, clearances or settlements that take place after the Exchange Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

Generally, a Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee (as defined below). Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates NAV. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers or by a pricing service or Valuation Designee (as defined below)in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Funds may use an independent pricing service approved by the Board to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation
26

procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by a Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before a Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s Valuation Designee (as defined below).

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures approved by the Board. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

 Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee (“Valuation Designee”) for the Funds to perform fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through a fair valuation committee, and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by each Fund may differ from the value that would be realized if the securities were sold.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation Units

The Trust issues and redeems Shares of the Funds only in Creation Units on a continuous basis on any business day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”).

Generally, the consideration for the purchase and redemption of Creation Units will be made entirely in a cash amount equal to the NAV of the shares that constitute the Creation Unit(s) (an “All Cash Amount”). At the discretion of the Adviser, the Funds may elect at any time, and from time to time, to issue and sell Creation Units at NAV for “in kind” consideration, meaning the initiator of a creation or redemption order will deposit or receive as consideration a portfolio of all or some of the securities held in each Fund’s portfolio, plus a cash amount (an “In Kind Creation” and “In Kind Redemption”).

Creation Orders

The consideration for an In Kind Creation generally consists of the Deposit Securities for each Creation Unit constituting a substantial replication, or representation, of the securities included in a Fund’s portfolio as selected by the Adviser (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum investment amount for a Creation Unit of a Fund. The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any
27

differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit) and the “Deposit Amount,” an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

The Custodian, through the NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. New York time), the list of the name and the required number of shares of each Deposit Security (if any) to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Funds until such time as the next-announced composition of the Deposit Securities is made available, or unless the Adviser elects to receive an All Cash Amount in connection with the creation of Creation Units.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Funds changes as rebalancing adjustments and corporate action events are reflected within the Funds from time to time by the Adviser, with a view to the investment objective of the Funds. In addition, the Trust reserves the right to permit the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. In addition to the list of names and number of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of each Fund.

The process for a creation order involving an All Cash Amount will be the same as the process for an In Kind Creation, except that the Cash Component will be the entirety of the amount deposited as consideration for the Creation Unit(s).

Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Transfer Agent either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

The Distributor will process orders to purchase Creation Units received by the closing time of the regular trading session on the Exchange (“Closing Time”) (normally 4:00 p.m. New York time), as long as they are in proper form. If an order to purchase Creation Units is received in proper form by Closing Time, then it will be processed that day. Purchase
28

orders received in proper form after Closing Time will be processed on the following Business Day and will be priced at the NAV determined on that day. Custom orders must be received by the Transfer Agent no later than 3:00 p.m. New York time on the trade date. In the case of an In Kind Creation, a custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections entitled “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process.”

All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Funds have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections below entitled “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process.”

Placement of Creation Orders Using the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. All Fund Deposits and/or Cash Component, as applicable, made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Fund Deposits and/or Cash Component, as applicable, to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor or transfer agent on the Transmittal Date if (1) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process

All Fund Deposits and/or Cash Component, as applicable, made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of cash and securities directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m. New York time on the next Business Day following the Transmittal Date (“DTC Cut-Off-Time”).
29

All questions as to the amount of an All Cash Amount, the number of Deposit Securities to be delivered, or the amount of a Cash Component, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component (including All Cash Amounts) must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities and the Cash Component or the All Cash Amount, as applicable, by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposits and/or Cash Components as newly constituted to reflect the then-current Deposit Securities and Cash Component, or the All Cash Amount, as applicable. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation Transaction Fee.”

Creation Units of an In-Kind Creation may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component plus (2) 125% of the then-current market value of the undelivered Deposit Securities (“Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. New York time the following Business Day. If the order is not placed in proper form by Closing Time or funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. New York time on the third Business Day following the day on which the purchase order is deemed received by the Distributor, or in the event a marked-to-market payment is not made within one Business Day following notification by the Transfer Agent that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and each Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust’s custodial account. In addition, a transaction fee will be charged in all cases. See the section below entitled “Creation Transaction Fee.” The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units

The Trust reserves the right to reject a creation order transmitted to it by the Transfer Agent if: (1) the order is not in proper form; (2) if the Cash Component paid is incorrect; (3) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of the Funds; (4) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (5) acceptance of the Fund Deposit would, in
30

the opinion of counsel, be unlawful; or (6) there exist circumstances outside the control of the Trust, the Custodian, transfer agent, the Distributor and the Adviser that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor or transfer agent, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify the Authorized Participant of its rejection of the order. The Trust, the Custodian, any sub-custodian, the transfer agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+1 basis” (that is, one Business Day after trade date). To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units of an In Kind Creation to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant.

Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor or transfer agent. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units (whether by In Kind Creation/Redemption or for an All Cash Amount) on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the amount of cash required to be delivered, the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered, as applicable, shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Funds’ custodian for each creation order is [$250.00].

In addition, a variable fee, payable to each Fund, of a percentage of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Funds may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

31

In order to seek to replicate the In Kind Creation order process for creation orders executed in whole or in part with cash, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an In Kind Creation order pursuant to local law or market convention, or for other reasons (“Creation Market Purchases”). In such cases where the Trust makes Creation Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

The Creation Transaction Fee may be waived for the Funds when the Adviser believes that waiver of the Creation Transaction Fee is in the best interest of the Funds. When determining whether to waive the Creation Transaction Fee, the Adviser considers a number of factors including whether waiving the Creation Transaction Fee will: facilitate the initial launch of each Fund; facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Funds’ shares; and not result in a Fund bearing additional costs or expenses as a result of the waiver.

Redemption Orders

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from a Fund, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. Each Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

Generally, Creation Units of the Funds will also be redeemed at NAV principally in cash, although a Fund reserves the right to redeem all or a portion in kind, in each case less a transaction fee as described below. With respect to In Kind Redemptions, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The redemption proceeds for an In Kind Redemption of a Creation Unit consists of Fund Securities – as announced on the Business Day the request for redemption is received in proper form – plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption transaction fee (see the section below entitled “Redemption Transaction Fee”).

The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the Funds’ NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Deliveries of redemption proceeds by each Fund generally will be made within one Business Day (that is “T+1”). However, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+1 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances.

The process for a redemption order involving an All Cash Amount will be the same as the process for an In-Kind Redemption, except that the proceeds of the redemption will be paid entirely in cash. Proceeds of redemptions of Creation Units payable in an All Cash Amount will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter).
32

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Transfer Agent not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Transfer Agent after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite Fund Securities and/or the Cash Redemption Amount, as applicable, will be transferred by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Transfer Agent not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Fund Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. New York Time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Distributor receives an order for redemption outside the Clearing Process, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the third Business Day following the Transmittal Date.

The calculation of the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of each Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. New York time the following Business Day pursuant to a properly submitted redemption order.

The Trust may in its discretion at any time, or from time to time, exercise its option to redeem Fund Shares solely for consideration in the form of an All Cash Amount, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may permit, in its sole discretion. In either case, the investor will receive an All Cash Amount payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact
33

composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Redemption Transaction Fee

Investors will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Funds’ custodian for each redemption order is [$250.00].

An additional variable fee of up to three (3) times the fixed Transaction Fee plus all commission and fees payable to the Funds in connection with the sale of the Fund Securities (expressed as a percentage value of such Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) redemptions made in an All Cash Amount (to offset the Trust’s brokerage and other transaction costs associated with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

In order to seek to replicate the In Kind Redemption order process for redemption orders executed in whole or in part with cash, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an In Kind Redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Regardless of form, the Redemption Transaction Fee (including any reimbursements related to in cash redemptions or additional variable fees for In Kind Redemptions) will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities (currently, no more than 2% of the value of the shares redeemed).

The Redemption Transaction Fee may be waived for the Funds when the Adviser believes that waiver of the Redemption Transaction Fee is in the best interest of the Funds. When determining whether to waive the Redemption Transaction Fee, the Adviser considers a number of factors including whether waiving the Redemption Transaction Fee will: facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Funds’ shares; and not result in the Funds bearing additional costs or expenses as a result of the waiver.

Custom Baskets

The Fund Securities to be deposited for the purchase of a Creation Unit, and the Fund Securities delivered in connection with a Redemption, may differ, and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same business day. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets.
34

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and its affiliates may, out of its own resources and without additional cost to the Funds or their shareholders, pay a solicitation fee to securities dealers or other financial intermediaries (collectively, a “Financial Intermediary.”)

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable U.S. federal income tax laws as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in each Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in each Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, or dealer in securities. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds (“Shares”) are held by U.S. shareholders (defined below) and that such Shares are held as capital assets.

A U.S. shareholder is a beneficial owner of Shares that is for U.S. federal income tax purposes:

•a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
•a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;
•an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or a trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of Shares that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership that will hold Shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Shares by the partnership.

Taxation as a RIC. Each Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “ Code”). There can be no assurance that it will so qualify. Each Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership” (the “Income Test”). A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Code Section 7704. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by a Fund in the same manner as realized by the partnership or trust.
35

If a RIC fails the Income Test and such failure was due to reasonable cause and not willful neglect, generally it will not be subject to the U.S. federal income tax rate applicable to corporations. Instead, the amount of the penalty for non-compliance is U.S. federal corporate income tax on the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets are represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets are invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships (the “Asset Test”).

If a RIC fails the Asset Test, such RIC has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.

Similarly, if a RIC fails the Asset Test and the failure is not de minimis, a RIC can cure the failure if: (i) the RIC files with the U.S. Treasury Department a description of each asset that caused the RIC to fail the Asset Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the RIC equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest corporate U.S. federal income tax rate (currently 21%) by the amount of net income generated during the period of the Asset Test failure by the assets that caused the RIC to fail the Asset Test.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed (the “Distribution Test”), a Fund will be relieved of U.S. federal income tax on any income of a Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by a Fund will be subject to to regular corporate U.S. federal income tax rates (currently at a maximum rate of 21%). The Funds intend to distribute at least annually substantially all of their investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% U.S. federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% U.S. federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no U.S. federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable U.S. federal income tax rules as having original issue discount (“OID”) (such as debt instruments with payment of kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the OID that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID accrued will be included in the Fund’s “investment company taxable income” (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to
36

satisfy the Distribution Test, even though it will not have received an amount of cash that corresponds with the accrued income.

A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Except as set forth below in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Funds will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If the Fund is unable to satisfy the Distribution Test or otherwise fails to qualify as a RIC in any year, they will be subject to corporate U.S. federal income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate U.S. shareholders, and non-corporate U.S. shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for preferential rates of U.S. federal income taxation, if holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their shares of the Fund, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the Income Test, Asset Test, and Distribution Test for that year and distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional Shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate U.S. shareholders to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual U.S. shareholders, as qualified dividend income eligible to be taxed at preferential rates to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (which generally include foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company (“PFIC”). Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“Capital Gain Dividends”), including Capital Gain Dividends credited to such U.S. shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such U.S. shareholder owned the shares of the Fund. The maximum tax rate on Capital Gain Dividends received by individuals is generally 20%. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder. The Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 sent to the U.S. shareholders will instead serve this
37

notice purpose.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the U.S. shareholders’ AMT liabilities. The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income, determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the Distribution Test is satisfied for any year and (ii) the amount of Capital Gain Dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the prior taxable year. If the Fund makes such an election, a U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by a U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of Shares owned will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder.

Sales of Shares or redemption of Creation Units and other dispositions of the Shares, such as exchanges, of the Fund generally are taxable events. U.S. shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Shares is properly treated as a sale or exchange for U.S. federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale of Shares or redemption of Creation Units or other disposition of Shares will generally result in capital gain or loss to a U.S. shareholder equal to the difference between the amount realized and the adjusted tax basis in the Shares sold or exchanged, and will be long-term capital gain or loss if the Shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received (including amounts credited as an undistributed Capital Gain Dividends by such shareholder with respect to such Shares. A loss realized on a sale or exchange of Shares generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed. In such case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Both long-term and short-term capital gain of U.S. corporations are taxed at the rates applicable to ordinary income of corporations. For non-corporate U.S. taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain is taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s basis in the Creation Units. The IRS, however, may assert that an Authorized Participant which does not mark-to-market its holdings may not be permitted to currently deduct losses realized upon an exchange of securities for Creation Units under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain
38

or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

Each Fund has the right to reject an order for a purchase of Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Code Section 351, the Fund would have a basis in the securities deposited for such Shares different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

The Funds are required to report their shareholders’ cost basis, gain/loss, and holding period for Shares to the IRS on the Fund’s shareholders’ Consolidated Form 1099s.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific Shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method Shares will be reported on a U.S. shareholder’s Consolidated Form 1099 if the shareholder does not select a specific tax lot identification method. U.S. shareholders may choose a method different than the Fund’s standing method and will be able to do so at the time of a U.S. shareholder’s purchase or upon the sale of Shares.

The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. U.S. shareholders should consult independent sources, which may include a tax professional, with respect to any decisions they may make with respect to choosing a tax lot identification method.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of Shares. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Straddles. When the Funds enter into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a “straddle” for U.S. federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

The Funds may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for U.S. federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.
39

A Fund’s capital gain holding period may get clipped. The moment the Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If the Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

The Funds may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations that may be acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See below under “Higher-Risk Securities.”

Some debt obligations that may be acquired by a Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for a Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax
40

issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. federal income tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated taxable business income (“UBTI”) by virtue of its investment in a Fund if Shares constitute debt-financed property in the hands of the tax-exempt U.S. shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if the Fund recognize “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT (as defined in Code Section 664) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share that recognize “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their own tax advisers concerning the consequences of investing in the Funds.

Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If a Fund satisfies this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Non-U.S. Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income
41

tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a Non-U.S. shareholder are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A RIC is not required to withhold any amounts (i) with respect to distributions (other than distributions to a Non-U.S. shareholder (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. shareholdern is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. shareholder and the Non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual Non-U.S. shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual Non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the RIC (“Short-Term Capital Gain Dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to Non-U.S. shareholders.

The Fund is permitted to report such part of its dividends as interest-related or Short-Term Capital Gain Dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to Non-U.S. shareholders that do not currently report their dividends as interest-related or Short-Term Capital Gain Dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or Short-Term Capital Gain Dividend to shareholders. Non-U.S. shareholders should contact their intermediaries regarding the application of these rules to their accounts.

A Non-U.S. shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the Non-U.S. shareholder’s sale of shares of the Fund or to the Capital Gain Dividend received by the non-U.S. shareholder (as described below).

Special rules would apply if the Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a U.S. corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Fund were a USRPHC or would be a USRPHC but for certain exceptions, any distributions by the Fund to a Non-U.S. shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. federal income withholding tax. In addition, such distributions could result in a Non-U.S. shareholder being required to file a U.S. federal income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the Non-U.S. shareholder’s current and past ownership of the Fund. This “look-through” USRPI treatment for distributions by the Fund, if it were either a
42

USRPHC or would be a USRPHC but for the operation of certain exceptions, to Non-U.S. shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. federal income tax on the proceeds of a share redemption by a greater-than-5% Non-U.S. shareholder, in which case such shareholder generally would also be required to file U.S. federal income tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Fund does not expect to be a USRPHC. Non-U.S. shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

If a Non-U.S. shareholder has a trade or business in the United States, and the dividends from the Fund are effectively connected with the Non-U.S. shareholder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a Non-U.S. shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that Non-U.S. shareholder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an applicable IRS Form W-8). Non-U.S. shareholders should consult their tax advisers in this regard.

A Non-U.S. shareholder may be subject to U.S. state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Backup Withholding. Each Fund generally is required to backup withhold and remit to the U.S. Treasury Department a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to properly certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is currently 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

    Tax Shelter Reporting Regulations. If a shareholder recognizes a loss with respect to the Shares of $2 million or more for an individual U.S. shareholder or $10 million or more for a corporate U.S. shareholder, the U.S. shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. U.S. shareholders should consult their tax own advisers to determine the applicability of this requirement in light of their individual circumstances.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a)
43

certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of Shares as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Possible Tax Law Changes. At the time that this SAI was being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Sub-Adviser may consider research and brokerage services furnished to the Sub-Adviser or its affiliates. The Sub-Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Sub-Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Sub-Adviser. In aggregating such securities, the Sub-Adviser will average the transaction as to price and will allocate available investments in a manner that the Sub-Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the 1934 Act permits the Sub-Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Sub-Adviser believes that access to
44

independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Sub-Adviser under its advisory agreement. Any advisory or other fees paid to the Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Adviser faces a potential conflict of interest, but the Sub-Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Sub-Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Sub-Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of "Regular Broker-Dealers”. Each Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Each Fund is newly formed and has not commenced operations as of the date of this SAI.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Funds’ primary listing exchange, the Funds disclose on their website (www.XXXX.com) certain information relating to the portfolio holdings that will form the basis of the Funds’ next net asset value per share calculation.

In addition, certain information may also be made available to certain parties:

•Communications of Data Files: Each Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the Fund’s website, prior to the opening of trading on each
45

business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e. Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e. Fund Securities). These files are known as the Portfolio Composition Files and the Fund Data Files (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on the Funds’ website after the close of markets in the U.S.

•Communications with Authorized Participants and Liquidity Providers: Certain employees of the Adviser, Distributor and Custodian are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities each Fund is willing to accept for a creation, and securities that the Fund will provide on a redemption.

•The Adviser may also discuss portfolio holdings-related information with broker/dealers, in connection with settling each Fund’s transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Funds’ current registration statement.

•Communications with Listing Exchanges: From time to time, employees of the Adviser, Distributor and/or Custodian may discuss portfolio holdings information with the applicable primary listing exchange for the Funds as needed to meet the exchange listing standards.

•Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to the Funds’ website.

•Third-Party Service Providers: Certain portfolio holdings information may be disclosed to the Trustees and their counsel, outside counsel for the Funds, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service, and printers), as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statement and federal securities laws and regulations thereunder.

•Each Fund files its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s report on Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. Certain portfolio information is also included on Form N-PORT that is filed for the second and fourth fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC and will be made publicly available no later than sixty (60) calendar days after the end of the applicable quarter. These portfolio holdings schedules filed on Form N-CSR and Form N-PORT are posted to the Funds’ website no later than sixty (60) days following the fiscal quarters.

No consideration may be received by the Funds, the Adviser, or any other person in connection with the disclosure of portfolio information. The Trust’s Chief Compliance Officer or his or her delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

DESCRIPTION OF SHARES

The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

    Each Fund is authorized to issue one class of shares imposing no front-end or deferred sales charges, no 12b-1 fee and no service fee.
46

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser or the Sub-Adviser. The Adviser or the Sub-Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Exhibit B to this SAI. The Board of Trustees will periodically review each Fund’s proxy voting record. The proxy voting policies and procedures of the Trust are included as Exhibit A to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling XXX-XXX-XXXX or by writing to the Fund at 8730 Stony Point
47

Parkway, Suite 205, Richmond, Virginia 23235; (2) on or through the Fund’s website www.truthsocialfunds.com; and (3) on the SEC’s Internet website at http://www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

FINANCIAL STATEMENTS

The Funds are new and do not have audited financial statements at this time. Upon completion of the Funds’ first fiscal period/year, audited financial statements will become available.

Yorkville America Investment Trust
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Telephone: XXX-XXX-XXXXX
48

EXHIBIT A

YORKVILLE AMERICA INVESTMENT TRUST
PROXY VOTING POLICY AND PROCEDURES

TRUTH SOCIAL FUNDS

PROXY VOTING POLICY AND PROCEDURES

    The Yorkville America Investment Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

    The Board believes that the investment adviser of each Fund (each an “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

49

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

    If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. Effective July 1, 2024, a Fund shall make publicly available its most recently filed report on Form N-PX on or through its website as soon as reasonably practicable after filing the report with the Commission. The information disclosed on Form N-PX shall be in a readable format. In addition, a copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

    Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the U.S. Securities and Exchange Commission no later than August 31st of each year.

50

EXHIBIT B

PROXY VOTING POLICY AND PROCEDURES OF [YORKVILLE AMERICA EQUITIES, LLC]

To be provided by further amendment.
51

EXHIBIT C

NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER
YORKVILLE AMERICA INVESTMENT TRUST

Nominating and Corporate Governance Committee Membership

1The Nominating and Corporate Governance Committee of ETF Opportunities Trust, World Funds Trust, Precidian ETFs Trust and Yorkville America Investment Trust (each a “Trust” and collectively, the “Trusts”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1The Committee shall make nominations for Trustee membership on the Boards of Trustees (the “Boards”) of each Trust , including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940 (“1940 Act”), nor shall Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Boards.

2The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Boards of Trustees.

3The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Boards.

4The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2The Committee shall review, as necessary, the responsibilities of any committees of the Boards, whether there is a continuing need for each committee, whether there is a need for additional committees of the Boards, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Boards.

Other Powers and Responsibilities

1The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of each Trust.

2The Committee shall prepare and keep minutes of its meetings and document decisions made outside of its meetings by delegated authority.

52

3The Committee shall review this Charter periodically as needed and recommend any changes to the full Boards of Trustees.
53

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

ETF OPPORTUNITIES TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

1.Identification of Candidates. When a vacancy on the Boards of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of each Trust, counsel and other advisors to the Trustees, and shareholders of each Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of each Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

2.Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of each Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

3.Evaluation of Candidates. In evaluating a candidate for a position on the Boards of Trustees, including any candidate recommended by shareholders of each Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Boards’ existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Boards, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Boards; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and each Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Boards and any anticipated vacancies. Prior to making a final recommendation to the Boards, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.
54

PART C. OTHER INFORMATION

Item 28. Exhibits

Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Articles of Incorporation

	(1)	Certificate of Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

	(2)	Amendment No.1 to the Certificate of Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on June 5, 2026.

(3)
Amended and Restated Agreement and Declaration of Trust effective October 22, 2025 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

(4)
First Amendment to the Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on June 5, 2026.

(b)	(1) By-laws effective October 22, 2025 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

	(2)	First Amendment to the By-Laws is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 112 on Form N-1A filed on June 15, 2026.

(c)	Instruments Defining Rights of Security Holders

	(1)	Declaration of Trust: Articles III, V, and VI defines the rights of holders of the securities being registered. (Certificates for units are not issued.) – see Exhibit (a)2

(d)	Investment Advisory Agreements

(1)
Investment Advisory Agreement between the Registrant and Yorkville America Equities, LLC is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 112 on Form N-1A filed on June 15, 2026.

(2)
Investment Advisory Agreement between the Registrant and Yorkville America Equities, LLC with respect to the Truth Social God Bless America ETF is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 112 on Form N-1A filed on June 15, 2026.

(3)
Investment Advisory Agreement between the Registrant and Yorkville America Equities, LLC with respect to the Truth Social America First ETF is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 112 on Form N-1A filed on June 15, 2026.

(4)
Amendment dated May 26, 2026 to the Investment Advisory Agreement between the Registrant and Yorkville America Equities, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on June 5, 2026.

	(5)	Amended Investment Advisory Agreement between the Registrant and Yorkville America Equities, LLC *

(6)
Sub-Advisory Agreement among the Registrant, Yorkville America Equities, LLC and Tuttle Capital Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

(7)
Amendment dated May 26, 2026 to the Sub-Advisory Agreement among the Registrant, Yorkville America Equities, LLC and Tuttle Capital Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on June 5, 2026.

	(8)	Amended Sub-Advisory Agreement among the Registrant, Yorkville America Equities, LLC and Tuttle Capital Management, LLC*

(9)
Form of Sub-Advisory Agreement among the Registrant, Yorkville America Equities, LLC and Curran Financial Partners on behalf of the Truth Social God Bless America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on January 28, 2026.

(10)
Form of Sub-Advisory Agreement among the Registrant, Yorkville America Equities, LLC and Tidal Investments, LLC on behalf of the Truth Social God Bless America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on January 28, 2026.

(11)
Form of Sub-Advisory Agreement among the Registrant, Yorkville America Equities, LLC and Point Bridge Capital, LLC on behalf of the Truth Social America First ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 103 on Form N-1A filed on February 18, 2026.

(12)
Form of Sub-Advisory Agreement among the Registrant, Yorkville America Equities, LLC and Tuttle Capital Management, LLC on behalf of the Truth Social America First ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 103 on Form N-1A filed on February 18, 2026.

	(13)	Sub-Advisory Agreement among the Registrant, Yorkville America Equities, LLC and [____].*

(e)	Underwriting Contracts

(1)
Distribution Agreement between the Registrant and PINE Distributors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

(2)
First Amendment dated December 11, 2025 to the Distribution Agreement between the Registrant and PINE Distributors, LLC is hereby incorporated by reference from the Registrant’s Post-Effective Amendment No. 104 on Form N-1A filed on April 13, 2026.

	(3)	Novation Agreement between the Registrant and PINE Distributors, LLC is hereby incorporated by reference from the Registrant’s Post-Effective Amendment No. 104 on Form N-1A filed on April 13, 2026.

2

(4)
Amendment dated May 26, 2026 to the Distribution Agreement between the Registrant and PINE Distributors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on June 5, 2026.

	(5)	Amended Distribution Agreement between the Registrant and PINE Distributors, LLC.*

	(5)	Form of Truth Social Funds Authorized Participant Agreement is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

(f)	Bonus or Profit Sharing Contracts – Not Applicable

(g)	Custodian Agreements

(1)
Custody Agreement between the Registrant and US Bank National Association is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

	(2)	Amended Custody Agreement between the Registrant and US Bank National Association.*

(h)	Other Material Contracts

(1)
Fund Servicing Agreement between the Registrant and U.S. Bank Global Fund Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

(2)
Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

(3)
Amendment dated May 26, 2026 to the Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on June 5, 2026.

	(4)	Amended Fund Servicing Agreement between the Registrant and Commonwealth Fund Services, Inc.*

	(5)	Sub-License Agreement is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

	(6)	Amended Fund Servicing Agreement between the Registrant and U.S. Bank Global Fund Services, LLC.*

	(7)	Amended Fund Servicing Agreement between the Registrant and Commonwealth Fund Services, Inc.*

(i)	Legal Opinion

(1)
Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to all series of the Truth Social Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

3

(2)
Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the Truth Social God Bless America ETF is hereby incorporated by reference from the Registrant’s Post-Effective Amendment No. 104 on Form N-1A filed on April 13, 2026.

	(3)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the Truth Social Cronos Yield Maximizer ETF and Truth Social Bitcoin and Ether ETF.*

(4)
Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the Truth Social America First ETF is hereby incorporated by reference from the Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed on May 11, 2026.

	(5)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the Yorkville America Next Generation Memory ETF.*

	(5)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the Yorkville America MANGO Plus ETF and the Yorkville America MANGO Plus Premium Equity Income ETF. *

	(6)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the Yorkville America Crypto Leaders ETF, Yorkville America Crypto Leaders Covered Call ETF, and the Yorkville America Digital Asset Ecosystem ETF. *

(j)	Other Opinions

(1)
Consent of Independent Registered Public Accounting Form on behalf of the God Bless America ETF is hereby incorporated by reference from the Registrant’s Post-Effective Amendment No. 104 on Form N-1A filed on April 13, 2026.

(2)
Consent of Independent Registered Public Accounting Firm on behalf of Point Bridge America First ETF is hereby incorporated by reference from the Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed on May 11, 2026.

(k)	Omitted Financial Statements – Not Applicable

(l)	Not applicable.

(m)	Rule 12b-1 Plan

(1)
Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 for all portfolio series of the Registrant is hereby incorporated by reference from the Registrant’s Post-Effective Amendment No. 104 on Form N-1A filed on April 13, 2026.

(2)
Amendment dated May 26, 2026 to the Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on June 5, 2026.

	(3)	Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 for all portfolio series of the Registrant.*

(n)	Rule 18f-3 Plan – Not Applicable
4

(o)	Reserved.

(p)	Codes of Ethics

	(1)	Code of Ethics of Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

	(2)	Code of Ethics of Yorkville America Equities, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

	(3)	Code of Ethics of Tuttle Capital Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on December 23, 2025.

	(4)	Code of Ethics of Curran Financial Partners is hereby incorporated by reference from the Registrant’s Post-Effective Amendment No. 104 on Form N-1A filed on April 13, 2026.

	(5)	Code of Ethics of Tidal Investments, LLC is hereby incorporated by reference from the Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed on May 11, 2026.

	(6)	Code of Ethics of Point Bridge Capital, LLC is hereby incorporated by reference from the Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed on May 11, 2026.

	(7)	Code of Ethics of [___].*

(q)
Power of Attorney for Mary Lou H. Ivey, Dr. David J. Urban, and Theo H. Pitt, Jr. is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 97 on Form N-1A filed on November 21, 2025.

* Certain exhibits relate only to Series that have not yet commenced operations. Such exhibits will be filed in a subsequent amendment corresponding to the launch of each applicable Series.
Item 29. Persons Controlled By or Under Common Control With Registrant

Not Applicable.

Item 30. Indemnification

See Article VIII, Section 5 of the Registrant’s Agreement and Declaration of Trust and the section titled “Insurance of Officers, Trustees, and Employees” in Article IX of the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.
5

Item 32.    Principal Underwriters

Item 32(a)    PINE Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

•Listed Funds Trust
•Manager Directed Portfolios Trust
•THOR Financial Technologies Trust
•Hamilton Lane Private Secondary Fund
•Hamilton Lane Venture Capital and Growth Fund
•Crossmark ETF Trust
•Keystone Private Income Fund
•EA Series Trust
•Series Portfolios Trust
•Truth Social Funds

Item 32(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 501 S. Cherry Street, Suite 610, Denver, Colorado 80246.

Name*	Position with Underwriter	Position with Registrant
Mark Fairbanks	President	N/A
Alexander Woodcock	Senior Vice President, Chief Compliance Officer	N/A
Daryn Levesque	Vice President, Chief Operating Officer	N/A
Susan Moscaritolo	Vice President, Chief Compliance Officer	N/A

*The principal business address for each of the above directors and executive officers is 501 S. Cherry St., Suite 610 Denver, CO 80246

Item 32(c)    Not applicable.

6

Item 33. Location of Accounts and Records
The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser	Yorkville America Equities, LLC, 1012 Springfield Avenue, Mountainside, New Jersey 07092 (records relating to its function as investment adviser to the funds listed in the Investment Advisory Agreement).
b)	Sub-Adviser	Tuttle Capital Management, LLC, 155 Lockwood Rd., Riverside Connecticut 06878 (records relating to its function as sub-adviser to the funds listed in the Sub-Advisory Agreement).
c)	Sub-Adviser	Curran Financial Partners, 115 River Landing Drive, Suite 200, Daniel Island, South Carolina 29492 (records relating to its function as sub-adviser to the funds listed in the Sub-Advisory Agreement).
d)	Sub-Adviser	Tidal Investments, LLC, 898 N. Broadway, Suite 2, Massapequa, New York 11758 (records relating to its function as sub-adviser to the funds listed in the Sub-Advisory Agreement).
e)	Sub-Adviser	Point Bridge Capital LLC, 300 Throckmorton Street, Suite 1550, Fort Worth, Texas 76102 (records relating to its function as sub-adviser to the funds listed in the Sub-Advisory Agreement).
f)	Custodian	US Bank National Association, 5065 Wooster Rd, Cincinnati, Ohio 45226
g)	Co-Administrator, Fund Accountant, Transfer Agent	U.S. Bank Global Fund Services, LLC, 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202
h)	Co-Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.
i)	Distributor	PINE Distributors, LLC, 501 S. Cherry Street, Suite 610, Denver, Colorado 80246.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.
7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 29th day of June, 2026.

YORKVILLE AMERICA INVESTMENT TRUST

By: /s/ Karen M. Shupe
 Karen M. Shupe
 Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Mary Lou H. Ivey	Trustee	June 29, 2026

*Theo H. Pitt, Jr.	Trustee	June 29, 2026

*Dr. David J. Urban	Trustee	June 29, 2026

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	June 29, 2026
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	June 29, 2026
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney filed as Exhibit (q) on November 21, 2025 (Accession No. 0001104659-25-114945)

8

EXHIBITS

None

9